DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Cash Store Financial Services Inc.
Entity Central Index Key	0001490658
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Trading Symbol	csfs
Entity Common Stock, Shares Outstanding	17,496,646
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) In Thousands, except Share data, unless otherwise specified	12 Months Ended				15 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CAD	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CAD	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CAD
REVENUE
Loan fees		137,994		136,623		170,659
Other income - Note 6		49,418		53,276		49,859
Revenues		187,412		189,899		220,518
OPERATING EXPENSES
Salaries and benefits		65,944		67,017		72,049
Provision for loan losses - Note 5		31,004		2,559		788
Retention payments		9,968		26,786		28,167
Selling, general and administrative		23,595		24,109		25,020
Rent		18,940		18,427		18,026
Advertising and promotion		5,180		5,941		5,607
Depreciation of property and equipment		6,843		6,803		7,006
Operating Expenses		161,474		151,642		156,663
OPERATING MARGIN		25,938		38,257		63,855
CORPORATE AND OTHER EXPENSES
Corporate expenses		22,753		18,273		21,124
Interest expense		11,623		0		0
Depreciation of property and equipment		835		1,146		1,132
Amortization of intangible assets		5,138		965		923
Branch closure costs - Note 7		1,574		0		0
Impairment of property and equipment - Note 9		3,425		0		0
Premium paid to acquire the loan portfolio - Note 3		36,820		0		0
Class action settlements		0		3,206		2,915
INCOME (LOSS) BEFORE INCOME TAXES		(56,230)		14,667		37,761
PROVISION FOR INCOME TAXES - NOTE 13
Current		(3,571)		6,157		11,196
Deferred (recovery)		(9,570)		(532)		101
Total income tax provision		(13,141)		5,625		11,297
NET INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)		(43,089)		9,042		26,464
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - Note 18
Basic	17,431,809	17,431,809	17,259,196	17,259,196	16,913,213	16,913,213
Diluted	17,431,809	17,431,809	17,663,380	17,663,380	17,522,246	17,522,246
BASIC EARNINGS (LOSS) PER SHARE
Net income (loss) and comprehensive income (loss)	$ (2.47)		$ 0.52		$ 1.56
DILUTED EARNINGS (LOSS) PER SHARE
Net income (loss) and comprehensive income (loss)	$ (2.47)		$ 0.51		$ 1.51

CONSOLIDATED BALANCE SHEETS (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash - Note 4	19,139	19,291
Consumer loans receivable, net - Note 5	32,440	4,781
Other receivables - Note 6	17,332	12,575
Prepaid expenses and other assets	2,454	3,318
Income taxes receivable	4,576	0
Deferred tax assets - Note 13	10,486	1,528
Assets, Current	86,427	41,493
Long term receivable - Note 6	2,609	681
Deposits and other assets	1,162	857
Deferred tax assets	424	2,424
Deferred financing costs	7,523	1,052
Property and equipment, net of accumulated depreciation of $30,216 and $36,180 - Note 9	23,157	25,589
Intangible assets, net of accumulated amortization of $2,908 and $7,831 - Note 10	39,760	10,578
Goodwill - Note 11	39,685	39,133
ASSETS	200,747	121,807
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	1,055	1,795
Accrued liabilities - Note 12	20,688	21,194
Income taxes payable	0	138
Current portion of deferred revenue - Note 15	1,000	1,194
Current portion of deferred lease inducements	436	490
Current portion of obligations under capital leases and other obligations - Note 16	1,180	659
Liabilities, Current	24,359	25,470
Deferred revenue	3,917	4,917
Deferred lease inducements	985	1,082
Obligations under capital leases and other obligations - Note 16	3,608	636
Senior secured notes - Note 14	126,033	0
Deferred tax liabilities - Note 13	2,832	2,356
Liabilities, Noncurrent	161,734	34,461
SHAREHOLDERS' EQUITY
Share capital - Note 17	46,652	46,149
Additional paid-in capital	4,700	4,178
Retained earnings	(12,339)	37,019
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	39,013	87,346
Liabilities and Equity	200,747	121,807

CONSOLIDATED BALANCE SHEETS [Parenthetical] (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Accumulated depreciation, property and equipment	36,180	30,216
Accumulated amortization, Intangible assets	7,831	2,908

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (CAD) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2009	40,222	4,652	20,978	65,852
Total comprehensive income	0	0	26,464	26,464
Dividends to common shareholders	0	0	(9,120)	(9,120)
Issuance of common shares	4,166	(1,769)	0	2,397
Shares repurchased	(920)		(2,416)	(3,336)
Stock-based compensation expense		1,098	0	1,098
Total of other equity movements	3,246	(671)	(11,536)	(8,961)
Balance at Sep. 30, 2010	43,468	3,981	35,906	83,355
Total comprehensive income	0	0	9,042	9,042
Net income (loss) and comprehensive income (loss)				9,042
Dividends to common shareholders	0	0	(7,929)	(7,929)
Issuance of common shares	2,681	(589)	0	2,092
Stock-based compensation expense	0	786	0	786
Total of other equity movements	2,681	197	(7,929)	(5,051)
Balance at Sep. 30, 2011	46,149	4,178	37,019	87,346
Net income (loss) and comprehensive income (loss)	0	0	(43,089)	(43,089)
Dividends to common shareholders	0	0	(6,269)	(6,269)
Issuance of common shares	503	(211)	0	292
Stock-based compensation expense	0	733	0	733
Total of other equity movements	503	522	(6,269)	(5,244)
Balance at Sep. 30, 2012	46,652	4,700	(12,339)	39,013

CONSOLIDATED STATEMENTS OF CASH FLOWS (CAD) In Thousands, unless otherwise specified	12 Months Ended		15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash provided by (used in): OPERATING ACTIVITIES
Net income (loss)	(43,089)	9,042	26,464
Items not affecting cash:
Depreciation of property and equipment	7,678	7,950	8,138
Amortization of intangible assets	5,138	965	923
Impairment of assets - Note 9	3,425	0	0
Provision for loan losses - Note 5	31,004	2,559	788
Premium paid to acquire the loan portfolio - Note 3	36,820	0	0
Equity loss on investments	0	0	540
Stock-based compensation	733	786	1,098
Accretion of long-term debt discount and amortization of deferred financing costs	1,466	0	0
Deferred income taxes	(9,570)	(532)	101
Change in non-cash working capital:
Consumer loans receivable, net - Note 5	(8,649)	(2,744)	(4,985)
Other receivables and long-term receivables	(6,685)	(2,866)	(7,462)
Prepaid expenses, deposits and other assets	559	(2,408)	(841)
Income taxes receivable	(4,576)	138	150
Accounts payable and accrued liabilities	(430)	4,364	2,262
Income taxes payable	(138)	(2,116)	2,116
Deferred revenue	(1,194)	(1,217)	7,047
Deferred lease inducements	(151)	106	720
Net Cash Provided by (Used in) Operating Activities	12,341	14,027	37,059
INVESTING ACTIVITIES
Purchase of consumer loans portfolio - Note 3	(27,235)	0	0
Premium paid to acquire the loan portfolio - Note 3	(36,820)	0	0
Business acquisitions	0	(25)	(5,276)
Cash restricted - Note 4	3,816	(6,389)	1,532
Purchase of intangible assets - Note 3	(31,795)	(895)	(2,648)
Purchase of property and equipment	(3,985)	(6,826)	(17,440)
Purchase of long-term investments	0	0	(360)
Net Cash Provided by (Used in) Investing Activities	(96,019)	(14,135)	(24,192)
FINANCING ACTIVITIES
Repayment of obligations under capital leases and other obligations	(961)	(778)	(156)
Proceeds from issuance of senior secured notes - Note 14	102,577	0	0
Deferred financing costs	(8,297)	(14)	0
Dividends paid on common shares - Note 19	(6,269)	(7,929)	(9,120)
Issuance of common shares	292	2,092	2,397
Shares repurchased			(3,336)
Net Cash Provided by (Used in) Financing Activities	87,342	(6,629)	(10,215)
INCREASE (DECREASE) IN UNRESTRICTED CASH	3,664	(6,737)	2,652
UNRESTRICTED CASH, BEGINNING OF PERIOD	9,934	16,671	14,019
UNRESTRICTED CASH, END OF PERIOD	13,598	9,934	16,671
Supplemental cash flow information:
Interest paid	222	147	210
Interest received	4	30	8
Income taxes paid (inclusive of tax refunds)	1,204	8,132	8,891
Non-cash investing and financing activities:
Addition of capital lease obligations and other obligations	4,454	121	683
Addition of consumer loans portfolio in exchange for senior secured notes	22,779	0	0
Addition of intangible asset due to taxable difference on acquisition	2,524	0	0
Addition of goodwill due to taxable difference on acquisition	552	0

Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Note 1 – Significant Accounting Policies

(a)	Basis of Presentation

As a Canadian-based company, the Company historically prepared its consolidated financial statements in conformity with accounting principles generally accepted in Canada (“CGAAP”) and provided reconciliation to United States generally accepted accounting principles (“U.S. GAAP”) under Item 18 of Form 20-F. As disclosed in Note 27 of the audited consolidated financial statements for the fifteen months ended September 30, 2010 and the year ended September 30, 2011, there were no recognition and measurement differences between CGAAP and U.S. GAAP.

The Accounting Standards Board of the Canadian Institute of Chartered Accountants previously announced its decision to require all publicly accountable enterprises to report under International Financial Reporting Standards for years beginning on or after January 1, 2011. However, National Instrument 52-107 allows Securities and Exchange Commission (“SEC”) registrants, such as the Company, to file financial statements with Canadian securities regulators that are prepared in accordance with U.S. GAAP. As such, the Company decided to adopt U.S. GAAP instead of IFRS as its primary basis of financial reporting commencing in the current fiscal year.

The decision to adopt U.S. GAAP was made to enhance communication with shareholders and improve the comparability of financial information reported with competitors and peer group. The accompanying audited consolidated financial statements have been prepared by management in accordance with U.S. GAAP. All comparative financial information contained herein has been revised to reflect the Company’s results as if they had been historically reported in accordance with U.S. GAAP.

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation.

All figures are presented in Canadian dollars, unless otherwise disclosed.

(b)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures reported in these consolidated financial statements and accompanying notes and the reported amounts of revenue and expenses during the reporting periods. Certain significant judgments, estimates and assumptions, such as those related to the allowance for consumer loan losses, valuation of acquired loans, valuation of intangible assets, premium paid to acquire the loan portfolio, impairment of property and equipment, goodwill and intangible assets, deferred income taxes, the calculation of financial covenants under the Indenture governing the senior secured notes, and accrued liabilities related to the class action lawsuits, depend upon subjective or complex judgments about matters that may be uncertain, and changes in those estimates could materially impact the consolidated financial statements. Actual results could differ from those estimates made by management.

(c)	Revenue Recognition

Revenue arising from direct lending of short-term advances to customers is recognized on a constant yield basis ratably over the term of the related loan, in loan fees in the consolidated statement of operations. Direct loan origination costs are deferred and recognized as a reduction in the yield of the related loan over its life. The Company charges late interest and default fees on direct lending loans in default status. Late interest and default fees are recorded once collected.

Revenue from brokering short-term advances for customers is reported in loan fees on the statement of operations and is recognized once all services have been rendered, all advance amounts have been received by the customer, and the brokerage fee has been collected.

Included in other income in the consolidated statement of operations is revenue from cheque cashing, money transfer, bill payment, insurance products, bank accounts and other miscellaneous services and fees. For these services, revenue is recognized when the transactions are completed at the point-of-sale in the branch and the related fee charged has been collected from the customer. Services where the Company acts as an agent on behalf of third-party providers include banking services, card products, money transfers, bill payment services, and insurance products.

(d)	Retention payments

When the Company acts as a broker on behalf of income earning consumers seeking short-term advances, the funding of short-term advances are provided by third-party lenders. The advances provided by the third- party lenders are repayable by the customer to the third-party lenders and represent assets of the lenders; accordingly, they are not included on the Company’s consolidated balance sheet.

To facilitate the short term advance business, the Company has entered into agreements with third-party lenders who are prepared to consider lending to the Company’s customers. Pursuant to these agreements, the Company provides services to the lenders related to the collection of documents and information as well as loan collection services. Under the terms of the Company’s agreements with third party lenders, responsibility for losses suffered on account of uncollectible loans rests with the third-party lender, unless the Company has not properly performed its duties as set forth under the terms of the agreement. The significant duties under the terms of the agreements generally include ensuring that any proposed loan was applied for through an authorized outlet, ensuring each potential customer meets the loan selection criteria as set forth by the third-party lender prior to approval and release of funding, satisfying the documentation requirements in a full and timely manner, providing loan management services throughout the term of the loan and providing collection services on behalf of the third-party lender for all loans funded which are not paid in full by the due date, all of which while ensuring information system integrity is maintained. In the event the Company does not properly perform its duties and the lenders make a claim as required under the agreement, the Company may be liable to the lenders for losses they have incurred. A liability is recorded when it is determined that the Company has a liability under the agreement.

The Company’s Board of Directors regularly approves a resolution which authorizes management to pay a maximum amount of retention payments per quarter to third-party lenders as consideration to those lenders that continue to be willing to fund advances to the Company’s customers. While the third-party lenders have not been guaranteed a return, the decision has been made to voluntarily make retention payments to the lenders to lessen the impact of loan losses experienced by the third-party lenders. Retention payments are recorded in the period in which a commitment is made to a lender pursuant to the resolution approved by the Board of Directors.

(e)	Provision for Loan Losses

Loans in default consist of direct lending consumer loans originated by the Company which are past due. The Company defines a past due or delinquent loan whereby payment has not been received in full from the customer on or before its maturity. A provision for loan loss is recorded when the Company no longer has reasonable assurance of timely collection of the full amount of principal and interest. In determining whether the Company will be unable to collect all principal and interest payments due, the Company assesses relevant internal and external factors that affect loan collectability, including the amount of outstanding loans owed to the Company, historical percentages of loans written off, current collection patterns and other current economic trends. The provision for loan losses reduces the carrying amount of consumer loan receivables to their estimated realizable amounts. The provision is primarily based upon models that analyze specific portfolio statistics, and also reflects, to a lesser extent, management’s judgement regarding overall accuracy. The provision is reviewed monthly, and any additional provision as a result of historical loan performance, current and expected collection patterns and current economic trends is included in the provision for the loan losses at that time. If the loans remain past due for an extended period of time, an allowance for the entire amount of the loan is recorded. The Company’s policy for charging off uncollectible consumer loans originated by the Company is to write the loan off when a loan remains in default status for an extended period of time without any extended payment arrangements made. Loans to customers who file for bankruptcy are written off upon receipt of the bankruptcy notice. Recoveries on previous amounts written off are credited against the provision for consumer loan losses expense.

(f)	Stock Based Compensation

The Company has a stock based compensation plan for employees and Directors, which is described in Note 17. The Company accounts for all stock based compensation payments that are settled by the issuance of equity in accordance with a fair value-based method of accounting. Stock based compensation awards are recognized in the consolidated financial statements over the period in which the related services are rendered, which is usually the vesting period of the option, or as applicable, over the period to the date an employee is eligible to retire, whichever is shorter, with a corresponding increase recorded in contributed surplus. The fair value is calculated using the Black-Scholes option-pricing model. When options are exercised, the proceeds received by the Company, together with the amount in additional paid-in capital associated with the exercised options, are credited to share capital.

(g)	Earnings Per Share

Basic earnings per share is computed by dividing net income by the weighted average number of common shares outstanding during each reporting period. Diluted earnings per share is computed similar to basic earnings per share except that the weighted average shares outstanding are increased to include additional shares from the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised, and that proceeds from such exercises were used to acquire common shares at the average market price during the reporting period.

(h)	Consumer Loans Receivable

Unsecured short-term advances that the Company originates on its own behalf are reflected on the balance sheet in consumer loans receivable. Consumer loans receivable are reported net of a provision as described above in “Provision for Loan Losses” and any deferred fees or costs. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the effective interest method.

Consumer loans receivable that bear interest are placed on nonaccrual status once the loan becomes past due. Interest on past due loans receivable is recorded once collected.

Acquired Loans

The portfolio of loans acquired from the Company’s third party lenders on January 31, 2012 fall within the scope of FASB ASC 310-30, “Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality” as these loans have evidence of deterioration in credit quality since origination and for which it is probable, at acquisition, that all contractually required payments will not be collected. As such, the acquired loans are accounted for separately from loans originated by the Company and are initially recorded at fair value, which represents expected cash flows discounted at a market rate of interest. The Company’s estimate of fair value of acquired loans includes assumptions regarding the amount and timing of both principal and interest, future credit losses and prepayments and discount rates. An allowance for loan losses is not recorded at the acquisition date because the fair value incorporates an estimate of expected credit losses.

Income recognition on the acquired portfolio of loans is based on a reasonable expectation of the timing and amount of cash flows to be collected. The expected cash flows in excess of fair value are recorded as interest income over the remaining life of the loan (accretable yield). The excess of the loan’s contractual principal and interest over the expected cash flows is not recorded (non accretable difference). Subsequent to the acquisition date, any increases in cash flow over those expected at the purchase date in excess of the fair value that are significant and probable are recorded as an adjustment to the accretable difference on a prospective basis. Any subsequent decreases in cash flow below those expected at the purchase date that are significant and probable are recognized through an immediate reduction in the carrying amount of the portfolio and included in the provision for loan loss expense.

The determination of fair value of acquired loans relies heavily on estimates and significant judgements regarding future collections. Changes in those estimates could materially impact the consolidated financial statements.

Transfer of Loans

Consumer loans that the Company has originated on its own behalf may be transferred to third party lenders in exchange for cash. When loans are transferred to third party lenders it is done so at fair value. The determination of fair value relies on estimates and judgements regarding future collections using the methodology described in Note 1 (e) to these consolidated financial statements.

Under the terms of the arrangements with the Company’s third-party lenders, the Company is maintained as the lender on record for the transferred loans and must continue to deal with, collect, maintain and enforce such loans on the third party lender’s behalf in all respects. The Company must pay a participation fee to the third party lender based on the principal of all loans collected for the agreed term of the loan at a rate that is equivalent to the interest rate accrued on the transferred loans.

(i)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future income tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment or substantive enactment date. A valuation allowance is recorded against any deferred income tax assets if it is more likely than not that the asset will not be realized.

(j)	Fair Value of Financial Instruments

The Company’s financial instruments consist of cash, other receivables, consumer loans receivables less any allowance for loan losses, accounts payable and accrued liabilities, all of which are short-term in nature and their fair value approximates their carrying value. The fair value of obligations under capital leases and secured senior notes are determined by estimating future cash flows on a borrowing-by-borrowing basis, and discounting these future cash flows using a rate which takes into account the Company’s spread for credit risk for similar terms and types of debt arrangements.

(k)	Long Term Investments

The Company has long-term investments in The Cash Store Australia Holdings Inc. (“AUC”) and RTF Financial Holdings Inc. (“RTF”). The Company accounts for its long-term investments using the equity method of accounting as it has significant influence over the strategic operating, investing and financing activities due to board representation.

(l)	Deferred Financing Costs

Underwriting, legal and other direct costs incurred in connection with the issuance of debt are included in deferred financing costs. Amortization on deferred financing costs is calculated using the effective interest method over the term of the related debt and recorded as interest expense.

(m)	Property and Equipment

Property and Equipment are carried at cost less accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful life
Computer hardware	4 years
Fixtures, furniture, and equipment	5 years
Signs	5 years
Vehicles	5 years

Leasehold improvements are depreciated using the straight-line method over the shorter of the lease term, (including renewal options that are reasonably assured) and the estimated useful life of the asset.

(n)	Intangible Assets

Intangible assets acquired individually or as part of a group of other assets are initially recognized and measured at fair value. The cost of a group of intangible assets acquired in a transaction, including those acquired in a business combination or asset acquisition that meet the specified criteria for recognition apart from goodwill, is allocated to the individual intangible assets acquired based on their fair values.

Both internal and external costs incurred to purchase and develop computer software are capitalized after the preliminary project stage is completed and management authorizes the computer software project.

Depreciation is recorded using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful life
Customer list, contracts and relationships	3 years
Computer software	5 years
Non-compete agreements	Term of the agreements
Favorable supplier relationships	7 years
Proprietary knowledge	5 years
Brand name	Indefinite life

(o)	Goodwill

Goodwill represents the residual amount that results when the purchase price of an acquired business exceeds the sum of the amounts allocated to the assets acquired, less liabilities assumed, based on their fair values. Goodwill is allocated as of the date of the business combination to the Company’s reporting units that are expected to benefit from the business combination. Goodwill is initially recognized as an asset at cost and is subsequently measured at cost less any accumulated impairment losses.

(p)	Impairment

Property and equipment and intangible assets subject to amortization

Property and equipment and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable.

Recoverability of these assets to be held and used is assessed by a comparison of the carrying amount of an asset group to the sum of future undiscounted cash flows expected to be generated from the use and eventual disposition of the asset group. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset group exceeds the fair value of the asset group. An asset group is the lowest level for which there are separate identifiable cash flows. For property and equipment an asset group typically represents an individual branch. Any assets to be disposed of by sale are reported at the lower of carrying amount or fair value less costs to sell. Such assets are not depreciated while they are classified as held-for-sale.

Brand name

The brand name intangible is tested for impairment annually on July 1st of each year, or more frequently if events or changes in circumstances indicate that such assets might be impaired.The impairment test consists of a comparison of the fair value of the brand name with its carrying value. If the carrying amount exceeds its fair value, an impairment is recognized equal to the amount of the excess.

Goodwill

Goodwill is tested for impairment annually on July 1st of each year, or more frequently if events or changes in circumstances indicate it may be impaired. The impairment test is carried out in two steps. In the first step, the carrying amount of the reporting unit is compared to its fair value. When the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not to be impaired and the second step of the impairment test is unnecessary. The second step is carried out when the carrying amount of a reporting unit exceeds its fair value, in which case the implied fair value of the reporting unit’s goodwill is compared with its carrying amount to measure the amount of the impairment loss, if any. The implied fair value of goodwill is determined in the same manner as the value of goodwill is determined in a business combination described in the preceding paragraph, using the fair value of the reporting unit as if it were the purchase price. When the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess.

(q)	Deferred Revenue

The Company has entered into a long-term services contract for which it received an advance payment. The advance payment was recorded as deferred revenue and is recognized as revenue using the straight-line method over the life of the contract.

(r)	Deferred Lease Incentives

Lease incentives include rent-free periods, reduced rent, and costs paid by landlords on the Company’s behalf. Amortization on lease incentives is calculated using the straight line method over the term of the lease and recorded as a reduction to rent expense.

(s)	Leases

Leases are classified as capital or operating depending upon the terms and conditions of the contracts. Capital leases are recorded as property and equipment with a corresponding obligation. Obligations under capital leases are reduced by lease payments net of imputed interest. Computer and phone operating lease expenses are recorded in selling, general, and administrative expenses. Branch leases are recorded in rent.

(t)	Operating Expenses

The direct costs incurred in operating the Company’s business have been classified as operating expenses. These costs include salaries and benefits of branch and regional employees, retention payments, rent expense, provision for loan losses, advertising, depreciation of branch property and equipment, and other costs incurred by the branches. Corporate expenses incurred by the Company are excluded from operating expenses, and include salaries and benefits of corporate employees, professional fees and legal costs.

(u)	Branch Closure Costs

When the Company announces branch closures the total estimated cost associated with the closures is recorded. The major components of branch closure costs are operating lease buyouts, severance and write-off of property and equipment.

(v)	Foreign Currency

The financial statements of the Company’s operations in the United Kingdom have been translated into Canadian dollars. Current assets and liabilities are translated at the current exchange rate at each period end while non-current assets and liabilities are translated at historical exchange rates. Statement of operations items are translated at the average exchange rate for the period. Resulting translation adjustments are made directly to the statement of operations and included in corporate expenses. Gains or losses from foreign currency transactions are included in corporate expenses.

(w)	Operating Segments

The Company conducts business through two operating segments; Canada and the United Kingdom. The segments were determined based on information that the Chief Executive Officer and Chief Operating Officer review. For certain disclosure requirements the Company’s two operating segments have been aggregated together based on the similar nature of the operations, customers and regulatory environment.

Changes in Accounting Policies and Practices	12 Months Ended
Sep. 30, 2012
New Accounting Pronouncements and Changes In Accounting Principles [Abstract]
Changes in Accounting Policies and Practices

Note 2 – Changes in Accounting Policies and Practices

Recently Adopted Accounting Pronouncements:

Effective July 1, 2009, the Company adopted ASC Subtopic 820-20 (formerly FSP FAS 157-2 “Effective Date of FASB Statement No. 157”), which delayed the effective date of ASC 820 for non-financial assets or liabilities that are not required or permitted to be measured at fair value on a recurring basis to fiscal 2010. The adoption of this Subtopic did not have a material impact on the Company’s consolidated financial statements.

Effective July 1, 2009, the Company prospectively adopted ASC Subtopic 350-30 (formerly FSP FAS 142-3, “Determination of the Useful Life of Intangible Assets”). The adoption of this Subtopic did not have a material impact on the Company’s consolidated financial statements.

Effective July 1, 2009, the Company adopted the provisions of ASC paragraph 825-10-65-1 (formerly FSP FAS 107-1 and APB 28-1, “Interim Disclosures about Fair Value of Financial Instruments”), which increases the frequency of fair value disclosures. Financial instruments measured at fair value as at September 30, 2010, include cash and cash equivalents, which is classified as Level 1 in the fair value hierarchy.

Effective January 1, 2010, the Company adopted ASU No. 2010-06, “Improving Disclosures About Fair Value Measurements”. The ASU amends existing disclosure requirements under ASC 820 by adding required disclosures about items transferring into and out of Levels 1 and 2 in the fair value hierarchy; adding separate disclosures about purchase, sales, issuances, and settlements relative to Level 3 measurements; and clarifying, among other things, the existing fair value disclosures about the level of disaggregation.

Effective July 1, 2009, the Company adopted the FASB Accounting Standards Codification (ASC) (formerly issued as SFAS No. 168, “The FASB Accounting Standards Codification and Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162”). The adoption of the ASC changed the Company’s references to U.S. GAAP accounting standards but did not have a material impact on the Company’s consolidated financial statements.

The Company adopted prospectively the provisions outlined in FASB ASC Topic 805 “Business Combinations” (formerly SFAS No. 141R, “Business Combinations”) for all business combinations with an acquisition date on or after July 1, 2009. The adoption of the provisions of ASC Topic 805 did not have a material impact on the Company’s consolidated financial statements.

Effective July 1, 2009, the Company adopted EITF 08-6 “Equity Method Investment Accounting Considerations (included in ASC Subtopic 323-10).” EITF 08-6 applies to all investments accounted for under the equity method and clarifies the accounting for certain transactions and impairment considerations involving those investments. This section is effective for interim and annual financial statements beginning on or after December 15, 2008. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

The Company adopted prospectively the provisions outlined in FASB ASC 160 “Non-controlling Interest in Consolidated Financial Statements.” ASC 160 aligns the reporting of non-controlling interests in subsidiaries with the requirements of IAS 27. This statement provides similar guidance for accounting for changes in a parent’s ownership interest and deconsolidation of a subsidiary. This standard is effective for interim and annual reporting periods beginning on or after December 15, 2008. The adoption of the provisions of ASC Topic 160 did not have a material impact on the Company’s consolidated financial statements.

Effective July 1, 2009, the Company adopted ASC Topic 820 “Measuring Liabilities at Fair Value”. This update addresses practice difficulties caused by tension between fair-value measurements based on the price that would be paid to transfer a liability to a new obligor and contractual or legal requirements that prevent such transfers from taking place. This standard is effective for interim and annual reporting periods beginning on or after August 27, 2009. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-13, “Effect of Denominating the Exercise Price of a Share-Based Award in the Currency of the Market in Which the Underlying Equity Security Trades a consensus of the FASB Emerging Issues Task Force (Issue No. 09-J).” The Task Force reached a consensus that an employee share-based payment with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trade should be considered an equity classified award assuming all other criteria for equity classification are met. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The adoption of the provisions of ASU No. 2010-13 has not had a material impact on the Company’s consolidated financial statements.

In December 2010, FASB issued ASU No. 2010-28, “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”. The amendments in this ASU modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. This ASU is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2010. The adoption of the provisions of ASU No. 2010-28 has not had any impact on the Company’s consolidated financial statements.

In December 2010, FASB issued ASU No. 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations”. The objective of this is to address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The Task Force reached a consensus that if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. This ASU is effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The adoption of the provisions of ASU No. 2010-29 has not had a material impact on the Company’s consolidated financial statements.

In May 2011, FASB issued ASU No. 2011-04 “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs.” This ASU was issued concurrently with IFRS 13, Fair Value Measurements, to provide largely identical guidance about fair value measurement and disclosure requirements. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS 13. The Company is required to apply the ASU prospectively for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. In the period of adoption, a reporting entity will be required to disclose a change, if any, in valuation technique and related inputs that result from applying the ASU and to quantify the total effect, if practicable. The adoption of the provisions of ASU No. 2011-04 has not had a material impact on the Company’s consolidated financial statements.

In June 2011, FASB issued ASU No. 2011-05 “Comprehensive Income: Presentation of Comprehensive Income.” This ASU increases the prominence of other comprehensive income in financial statements. Under this ASU, an entity will have the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The ASU eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of the provisions of ASU No. 2011-05 has not had a material impact on the Company’s consolidated financial statements.

In January 2012, FASB issued ASU No. 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-05.” This ASU defers the effective date of the requirement to present separate line items on the income statement for reclassification adjustments of items out of accumulated other comprehensive income into net income under ASU No. 2011-05.  The deferral is temporary until FASB reconsiders the operational concerns and needs of financial statement users.  Entities are still required to present reclassification adjustments within other comprehensive income either on the face of the statement that reports other comprehensive income or in the notes to the financial statements. The adoption of the provisions of ASU No. 2011-12 has not had a material impact on the Company’s consolidated financial statements.

Accounting Pronouncements Not Yet Adopted:

In September 2011, FASB issued ASU No. 2011-08 “Intangibles – Goodwill and Other”. This ASU will allow companies to assess qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The ASU is effective for fiscal years beginning after December 15, 2011. The Company is evaluating the impact of the adoption of the provisions of ASU No. 2011-08 on its consolidated financial statements.

In July 2012, FASB issued ASU No. 2012-02 “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment”. This ASU attempts to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with “Intangibles – Goodwill and Other – General Intangibles Other than Goodwill (Subtopic 350-30)”. The Company is evaluating the impact of the adoption of the provisions of ASU No. 2012-02 on its consolidated financial statements.

Acquisition of Consumer Loans Portfolio	12 Months Ended
Sep. 30, 2012
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]
 Note 3 – Acquisition of Consumer Loans Portfolio

On January 31, 2012, the Company acquired a portfolio of consumer loans from third-party lenders for total consideration of $116,334. At the date of acquisition, the gross contractual principal and income of the acquired loan portfolio was $319,906.

The total consideration paid to third-party lenders was allocated to consumer loans receivable, intangible assets and the premium to acquire the portfolio of loans based on the fair value of each component. The determination of fair value of each component of the transaction was subject to management judgment and estimates of future cash flows, collection rates, forecasts and assumptions that a market participant would use in pricing the components. In accordance with U.S. GAAP the Company determined that the premium settled the pre-existing relationships between the Company and third-party lenders. Accordingly, the premium to acquire the loan portfolio was measured at its fair value and recorded as an expense in the Consolidated Statement of Operations as part of the acquisition transaction. The total consideration was allocated as set forth below:

Consumer loans receivable	$50,014
Non-compete agreement	15,524
Favorable supplier relationships	14,220
Proprietary knowledge	2,280
Premium paid to acquire the loan portfolio	36,820
Deferred tax liability	(2,524)
Total consideration	$116,334

Note 5 and Note 10 separately disclose the September 30, 2012 carrying amount of the acquired loan portfolio and related intangible assets respectively.

Cash	12 Months Ended
Sep. 30, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

Note 4 – Cash

The significant components of cash are as follows:

	September 30	September 30
	2011	2012
Cash	$9,934	$13,598
Restricted cash	9,357	5,541
	$19,291	$19,139

As at September 30, 2012, restricted cash includes $3,100 (September 30, 2011 - $3,100) of funds held by a vendor as security related to agency arrangements and $2,441 advanced from third-party lenders in excess of consumer loans written to customers. As at September 30, 2011, restricted cash included $6,257 in funds to facilitate claims related to the British Columbia class action lawsuit settlement (Note 21 (a)).

Included in cash is approximately $4,640 (September 30, 2011 - $3,611) of cash that was in transit as a result of pre-authorized debit, facilitated by a vendor.

Consumer Loans Receivable, net	12 Months Ended
Sep. 30, 2012
Consumer Loans Receivable [Abstract]
Consumer Loans Receivable [Text Block]
Note 5 – Consumer Loans Receivable, net

	September 30	September 30
	2011	2012
Short-term advances receivable	$6,799	$50,834
Term loans receivable	765	569
Line of credit receivable	-	849
Allowance for consumer loan losses	(2,783)	(26,397)
Consumer loans receivable originated by the Company	4,781	25,855
Acquired loan portfolio	-	6,585
	$4,781	$32,440

a)	Consumer Loans Receivable Originated by the Company

Age analysis of Consumer Loans Receivable:

	September 30	September 30
	2011	2012
Consumer loans receivable
Current	$2,176	$17,019
1-30 days past due date	856	8,791
31-60 days past due date	531	3,934
61-90 days past due date	417	3,469
Greater than 90 days past due date	3,584	19,039
Consumer loans receivable	7,564	52,252
Allowance for consumer loan losses	(2,783)	(26,397)
	$4,781	$25,855

Allowance for Consumer Loan Losses:

	September 30	September 30
	2011	2012
Balance, beginning of period	$511	$2,783
Provisions made for loan losses	2,559	31,004
Charge-offs	(287)	(7,408)
Effect of foreign exchange translation	-	18
Balance, end of period	$2,783	$26,397

Transfer of Loans

During the year ended September 30, 2012, the Company transferred $17,600 (2011 - $nil, 2010 - $nil) of net consumer loans to its third party lenders in exchange for cash. The loans were transferred at fair value and no gain or loss was recorded.  Included in the allowance for consumer loan losses is $6,500 for charge-offs relating to transferred loans.

b)	Acquired Loan Portfolio

The following table summarizes information for the portfolio of loans acquired during the year ended September 30, 2012:

	At Acquisition	September 30
	January 31, 2012	2012
Contractually required payments including interest	$319,906	$276,918
Nonaccretable difference	(268,415)	(269,888)
Cash flows expected to be collected	51,491	7,030
Accretable yield	(1,477)	(445)
Carrying amount	$50,014	$6,585

Changes in the accretable yield on acquired loans are summarized as follows for the year ended September 30, 2012:

Accretable yield, at acquisition	$(1,477)
Accretion	1,032
Accretable yield, September 30, 2012	$(445)

Other Receivables and Other Income	12 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Other Receivables and Other Income [Text Block]

Note 6 – Other Receivables and Other Income

a)	Other Receivables

	September 30	September 30
	2011	2012
Due from investee corporations	$61	$3
Due from vendors for agency services	11,143	12,332
Other	2,052	7,606
	$13,256	$19,941

Long term portion:
Other	681	2,609
	$12,575	$17,332

Due from Vendors

Due from vendors includes $12,332 (September 30, 2011 - $11,143) of short term receivables from our vendors, with which the Company has agency arrangements to provide bank accounts, debit and prepaid mastercard and insurance products to our customers. Included in this amount is $10,492 (September 30, 2011 - $10,091) due from one vendor.

Other

Amounts included in Other are amounts due from the third-party administrator of the British Columbia class action settlement funds (Note 21 (a)(i)), amounts from the sale of a business and amounts due in the normal course of business.

(b)	Other Income

	September 30	September 30	September 30
	2010	2011	2012
Agency fee income from ancillary services	$36,706	$46,809	$39,847
Other income	13,153	6,467	9,571
	$49,859	$53,276	$49,418

Branch Closure Costs	12 Months Ended
Sep. 30, 2012
Branch Closure Costs [Abstract]
Branch Closure Costs [Text Block]

Note 7 – Branch Closure Costs

During the year ended September 30, 2012, with better clarity regarding the impact of market regulations the Company reassessed its locations and branch distribution. As a result, the Company closed 63 of its lower performing branches in Canada (2011 – nil, 2010 - nil) and incurred $1,574 in branch closure costs. The charges included $1,389 relating to lease buy-out costs, $60 in employee severance and benefit costs, and $125 in other costs. See Note 9 regarding asset impairment charges related to the closed branches.

Of the $1,574 of branch closure costs recorded, $879 (2011 - $nil, 2010 - $nil) is included in accrued liabilities as at September 30, 2012. The Company expects these accrued liabilities to be settled within one year.

Long-Term Investments	12 Months Ended
Sep. 30, 2012
Long-Term Investments [Abstract]
Long Term Debt [Text Block]

Note 8 – Long-Term Investments

(a)	The Cash Store Australia Holdings Inc. (“AUC”)

The Company owns 3,000,000 shares, or approximately 18.3% of the outstanding common shares of AUC, acquired at a price of $0.06 per share. The carrying amount of this investment is $nil (2011 - $nil). At September 30, 2012, the aggregate quoted market value of the Company’s investment in AUC was $570.

(b)	RTF Financial Holdings Inc. (“RTF”)

The Company owns 6,000,000 shares, or approximately 15.7%, of RTF acquired at a price of $0.06 per share. The carrying amount of this investment is $nil (2011 - $nil). No aggregate quoted market value of the Company’s investment in RTF exists as the company is not publicly traded.

Property and Equipment	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 9 – Property and Equipment

	September 30
	2012
		Accumulated	Net Book
	Cost	Depreciation	Value

Leasehold improvements	$31,804	$19,468	$12,336
Fixtures, furniture, and equipment	13,598	7,422	6,176
Computer hardware	7,201	4,423	2,778
Signs	6,606	4,839	1,767
Vehicle	77	28	49
Land	51	-	51
	$59,337	$36,180	$23,157

	September 30
	2011
		Accumulated	Net Book
	Cost	Depreciation	Value

Leasehold improvements	$28,887	$15,491	$13,396
Fixtures, furniture, and equipment	12,794	6,444	6,350
Computer hardware	6,463	3,596	2,867
Signs	7,533	4,670	2,863
Vehicle	77	15	62
Land	51	-	51
	$55,805	$30,216	$25,589

Cost and accumulated depreciation of property and equipment as at September 30, 2012 included $16,826 (2011 - $13,866) of fully depreciated assets.

Corporate Head Office Lease

The Company entered into a lease arrangement for the construction and occupancy of a new corporate head office. The Company carried certain risks for cost overruns during construction and for accounting purposes resulted in the Company being deemed to be the owner of the property. During the year the Company recorded an asset and offsetting obligation in recognition of deemed ownership during the construction period.

On September 1, 2012 construction of the property was complete and the Company determined the ongoing leasing arrangement with the landlord should be classified as an operating lease. As a result, the asset and related obligation were derecognized through a deemed sale and leaseback to the landlord with no gain or loss incurred. Future operating lease payments for the new corporate head office are included in Note 20. As at September 30, 2012, the Company has recorded $3,691 of leasehold improvements as property and equipment associated with the corporate head office.

Property and equipment includes the following capital leases:

	September 30
	2012
		Accumulated	Net Book
	Cost	Depreciation	Value

Computer hardware	$2,814	$1,761	$1,053
Fixtures, furniture and equipment	1,661	851	810
	$4,475	$2,612	$1,863

	September 30
	2011
		Accumulated	Net Book
	Cost	Depreciation	Value

Computer hardware	$2,171	$1,163	$1,008
Fixtures, furniture and equipment	903	653	250
	$3,074	$1,816	$1,258

Depreciation of property and equipment for the year ended September 30, 2012, includes $796 (2011 - $165, 2010 - $821) relating to property and equipment under capital leases.

During the year ended September 30, 2012, additions to property and equipment included $1,401 (2011 - $121) of assets that were acquired by means of capital lease.

Impairment of Property and Equipment

During the year ended September 30, 2012, the Company identified 64 branches (2011 – nil, 2010 - nil) for which the carrying amount of the property and equipment exceeded its recoverable amount. As a result, the Company recorded an impairment charge of $3,425 (2011 - $nil, 2010 - $nil) to reduce the carrying amount of property and equipment in these branches to its fair value. The property and equipment impaired included leasehold improvements, fixtures, furniture and equipment, signage, and computer equipment.

Intangible Assets	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

Note 10 – Intangible Assets

	September 30
	2012
		Accumulated	Net Book
	Cost	Amortization	Value

Customer contracts, relationships, lists and other	$962	$938	$24
Favorable supplier relationships	14,220	1,375	12,845
Non-compete agreements	16,031	2,369	13,662
Proprietary knowledge	2,280	300	1,980
Computer software	8,798	2,849	5,949
Brand name	5,300	-	5,300
	$47,591	$7,831	$39,760

	September 30
	2011
		Accumulated	Net Book
	Cost	Amortization	Value

Customer contracts, relationships, lists and other	$962	$917	$45
Non-compete agreements	507	249	258
Computer software	6,717	1,742	4,975
Brand name	5,300	-	5,300
	$13,486	$2,908	$10,578

Cost and accumulated amortization of computer software, customer contracts, relationships, lists and other as at September 30, 2012 included $1,303 (2011 - $1,291) of fully amortized assets.

The estimated annual amortization expense for the next five years for intangible assets subject to amortization is as follows:

Fiscal year ending September 30	2013	2014	2015	2016	2017
Amortization expense for intangible assets	$7,364	$7,147	$6,886	$6,400	$3,890

Goodwill	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]	Note 11 – Goodwill
	September 30	September 30
	2011	2012
Balance, beginning of period	$39,108	$39,133
Goodwill acquired	25	-
Other	-	552
Balance, end of period	$39,133	$39,685

Accrued Liabilities	12 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 12 – Accrued Liabilities

	September 30	September 30
	2011	2012
Class action settlements Note 21 (a)	$4,185	$4,254
Accrued salaries and benefits	2,808	2,807
Amounts due to third party lenders	8,487	5,782
Interest accrued on long-term debt - Note 14	-	2,540
Other accruals	5,714	5,305
	$21,194	$20,688

The amounts due to third-party lenders include funds made available by lenders but not yet advanced to customers, any liability under the lending agreement, any approved and un-paid retention payments, and loan repayments and interest amounts collected from customers. Amounts due to third-party lenders are non-interest bearing, unsecured and have no specified repayment terms.

Income Taxes	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

     Note 13 – Income Taxes

(a)	Provision for Income Taxes

The income tax provision differs from the amount that would be computed by applying the federal and provincial statutory income tax rates of 26.5% (2011 – 28.0%, 2010 – 29.1%) to income as a result of the following:

	September 30	September 30	September 30
	2010	2011	2012
Income before income taxes	$37,761	$14,667	$(56,230)
Computed tax expense at statutory income tax rates	$11,011	$4,107	$(14,873)
Change in enacted tax rates	(1)	(31)	108
Adjustment for prior year immaterial errors	-	1,180	(245)
Change in valuation allowance	-	-	1,980
Stock-based compensation	319	206	186
Rate difference on losses available for carry-back	-	-	(532)
Permanent differences and other	(32)	163	235
Total income tax provision	$11,297	$5,625	$(13,141)

As at September 30, 2012, the Company has a tax loss carry forward in the amount of $8,387 (September 30, 2011 - $689).

The Company’s tax positions for 2008 to present in Canada remain subject to examination by tax authorities. The Company’s tax position for the current fiscal year in the United Kingdom remains subject to examination by tax authorities.

(b)	Deferred Income Taxes

The tax effects that give rise to significant portions of the deferred income tax assets and liabilities are presented below:

	September 30	September 30
	2011	2012
Deferred income tax assets:
Current:
Accrued liability for class action settlements and other temporary differences	$1,078	$2,222
Premium paid to acquire the loan portfolio	-	3,814
Loan loss provision	450	4,450
	$1,528	$10,486
Non-current:
Losses available to be carried forward	150	2,404
Property and equipment, intangible assets and goodwill	320	2,300
Deferred lease inducements	308	200
Deferred revenue	1,647	85
Discount on senior secured notes	-	1,032
Valuation allowance for deferred tax assets	-	(1,980)
	$2,425	$4,041

Deferred income tax liabilities:
Property and equipment, intangible assets, goodwill and other	$(2,356)	$(6,449)

In assessing the realizability of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of taxable income during the period in which those temporary differences become deductible. The Company has assessed that it is more likely than not that the Company will realize the benefits of these deductible differences. The amount of the deferred income tax asset considered realizable, however, could be reduced in the near term if estimates of taxable income during the carry-forward period are reduced.

Senior secured notes	12 Months Ended
Sep. 30, 2012
Senior Notes [Abstract]
Senior Secured Notes [Text Block]

Note 14 – Senior secured notes

On January 31, 2012, the Company issued, through a private placement in Canada and the U.S., $132.5 million of 11.5% Senior Secured Notes (the “Notes”).  The Notes mature on January 31, 2017 and bear interest on the aggregate principal amount from the date of issue at 11.5% per annum payable on a semi-annual basis in equal installments on January 31 and July 31 of each year, commencing in July of 2012. The notes were issued at a price of 94.608% resulting in an effective interest rate of 13.4%.

The Company used the majority of the proceeds of the Notes to acquire a portfolio of consumer loans as described in Note 3.

The Notes are guaranteed, jointly and severally, on a senior secured basis, by each of the Company’s existing and future restricted subsidiaries that guarantee indebtedness or indebtedness of any subsidiary guarantor under any carve-out for credit facility. The Notes are secured on a second-priority basis by liens on all of the Company’s and its restricted subsidiaries’ existing and future property subject to specified permitted liens and exceptions. Any future credit facility as well as certain other future debt will be secured by a first-priority lien on this collateral.

The Notes are redeemable at the option of the Company, in whole or in part, at any time on or after July 31, 2014 at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest, if any, to, but excluding, the redemption date if redeemed during the periods set forth below.

For the period below	Percentage
On or after July 31, 2014	103.084%
On or after January 31, 2015	102.091%
On or after July 31, 2015	101.127%
On or after January 31, 2016	101.194%
On or after July 31, 2016	100.000%

Prior to July 31, 2014, the Company is entitled at its option on one or more occasions to redeem up to 35% of the aggregate principal amount of the Notes originally issued under a trust indenture (the “Trust Indenture”) at a redemption price of 111.5% of the principal amount of the Notes redeemed, plus accrued and unpaid interest, if any, to, but excluding, the redemption date if:

•	such redemption is made with the proceeds of one or more Equity Offerings as defined in the Trust Indenture;
•	at least 65% of the aggregate principal amount of the Notes (including Additional Notes) originally issued under the Trust Indenture remain outstanding immediately after the occurrence of such redemption (excluding Notes held by the Company or any of its subsidiaries); and
•	the redemption occurs within 90 days of such Equity Offering.

If a change in control occurs, the holders of the Notes will have the right to require the Company to purchase all or a portion of the Notes, at a purchase price in cash equal to 101% of the principal amount of the Notes offered for repurchase plus accrued interest to the date of purchase.

As at September 30, 2012, the Company was in compliance with all of the covenants in the Trust Indenture.

Deferred Revenue	12 Months Ended
Sep. 30, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]
Note 15 – Deferred Revenue

	September 30	September 30
	2011	2012
Current	$1,194	$1,000
Long-term	4,917	3,917
	$6,111	$4,917

On September 1, 2010, the Company entered into an agreement with Ria Financial Services, a division of Euronet Worldwide Inc. to supply money transfer services across the Company’s network of branches in Canada. The Company received a $7,000 signing bonus, which is recognized into revenue using the straight-line method over the 7 year term of the agreement.

Obligations under Capital Leases and other Obligations	12 Months Ended
Sep. 30, 2012
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
Note 16 – Obligations under Capital Leases

The Company has entered into capital leasing and other obligation arrangements related to leasehold improvements, office furniture and equipment:

	September 30
	2012
	Aggregate	Less Imputed
	Due	Interest	Net
Various leases and other obligations - repayable in monthly instalments totalling $72 including imputed interest ranging from nil - 19.8%; due to mature between 2012 - 2027; secured by assets with an aggregate carrying amount of $4,834.	$7,281	$2,493	$4,788
Less current portion	1,565	385	1,180
	$5,716	$2,108	$3,608

	September 30
	2011
	Aggregate	Less Imputed
	Due	Interest	Net
Various leases and other obligations - repayable in monthly instalments totalling $57 including imputed interest ranging from nil - 19.8%; due to mature between 2012 - 2015; secured by assets with an aggregate carrying amount of $1,258.	$1,421	$126	$1,295
Less current portion	761	102	659
	$660	$24	$636

                The capital lease and other obligation repayments are due as follows:

	Aggregate	Less Imputed
	Due	Interest	Net
2013	$1,565	$385		$1,180
2014	1,002	323		679
2015	704	261		443
2016	628	224		404
2017	381	198		183
2018 and thereafter	3,001		1,899
	$7,281	$2,493		$4,788

During the year ended September 30, 2012, the Company incurred interest charges related to capital leases and other obligations in the amount of $222 (2011 - $147, 2010 - $179). These changes have been included in selling, general, and administrative expenses.

Share Capital	12 Months Ended
Sep. 30, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 17 – Share Capital

(a)	Issued share capital

	September 30		September 30
	2011		2012
	Number of Shares	Amount	Number of Shares	Amount
Authorized:
Unlimited common shares with no par value

Issued:

Balance, beginning of period	17,085,727	$43,468	17,419,214	$46,149
Transfer from contributed surplus for stock
options exercised	-	572	-	211
Options exercised	183,487	939	77,432	292
Warrants exercised	150,000	1,170	-	-
Balance, end of period	17,419,214	$46,149	17,496,646	$46,652

(b)	Options to Employees and Directors

The Company has a stock option plan for certain employees, officers and directors. Options issued under the plan have vesting terms that vary depending on date granted and other factors. All stock options must be exercised over specified periods not to exceed five years from the date granted.

	September 30		September 30
	2011		2012
	Total Options for Shares	Weighted Average Price	Total Options for Shares	Weighted Average Price
Outstanding, beginning of year	1,019,322	$8.07	979,168	$9.42
Granted	155,000	12.96	325,000	5.88
Exercised	(183,487)	5.12	(77,432)	3.77
Expired	(10,000)	5.52	-	-
Forfeited	(1,667)	8.80	(7,500)	8.80
Outstanding, end of year	979,168	9.42	1,219,236	8.84
Exercisable, end of year	505,832	$6.84	662,573	$8.87

At September 30, 2012, the number outstanding, the weighted average remaining contractual life, the weighted average exercise price and the number of options exercisable are as follows:

Fiscal Year Granted	Number Outstanding	Weighted Average Remaining Term	Weighted Average Exercise Price	Number Exercisable
2008	162,834	4 mos.	$3.88	162,834
2009	169,733	18 mos.	6.66	169,733
2010	406,669	28 mos.	12.53	278,341
2011	155,000	45 mos.	12.96	51,665
2012	325,000	64 mos.	5.88	-
	1,219,236	35 mos.	$8.84	662,573

The fair value of common share options is estimated at the grant date using the Black-Scholes option pricing model based on the following weighted average assumptions:

	September 30	September 30
	2011	2012
Risk free interest rate	1.6%	1.3%
Expected life (years)	3	4
Expected volatility	39.0%	45.5%
Expected dividends	3.7%	5.3%

The weighted average grant-date fair value of options granted was estimated at $1.36 (September 30, 2011 - $2.72) per option.

The Company is authorized to issue an additional 1,790,735 equity share options under its existing stock option plan.

(b)	Options to Employees and Directors (continued)

A summary of the status of the Company's nonvested share options as of September 30, 2011, and the changes during the year ended September 30, 2012, is presented below:

	September 30		September 30
	2011		2012
	Total Options for Shares	Weighted Average Price	Total Options for Shares	Weighted Average Price
Nonvested, beginning of period	697,678	$9.48	473,336	$12.17
Granted	155,000	12.96	325,000	5.88
Vested	(377,675)	7.53	(239,173)	11.51
Forfeited	(1,667)	8.80	(2,500)	8.80
Nonvested, end of period	473,336	$12.17	556,663	$8.80

The pre-tax intrinsic value of options exercised during the year ended September 30, 2012, was $162 (September 30, 2011 - $1,593). The total fair value of options that vested during the year ended September 30, 2012, was $765 (September 30, 2011 - $1,053).

As at September 30, 2012, the aggregate intrinsic value of options outstanding was $296 (2011 - $1,610), while the aggregate intrinsic value of the options that are currently exercisable was $296 (2011 - $1,521).

As at September 30, 2012, there was $622 of total unrecognized compensation costs related to non-vested stock options. The Company expects to recognize this expense over a weighted average period of 2.2 years.

For the year ended September 30, 2012, the total cash received for stock options exercised totaled $292 ($939 and $1,725 respectively for the year ended September 30, 2011 and fifteen months ended September 30, 2010).

(c) Warrants to outside agents

	September 30		September 30
	2011		2012
	Number of Warrants	Weighted Average	Number of Warrants	Weighted Average
Balance, beginning of year	150,000	$7.80	nil	nil
Issued	nil	nil	nil	nil
Exercised	150,000	7.80	nil	nil
Expired	nil	nil	nil	nil
Balance, end of year	nil	nil	nil	nil
Exercisable for shares, end of year	nil	nil	nil	nil

On May 14, 2009, the Company entered into an agreement for the exclusive financing services of a financing agent. In consideration of providing these financial advisory and agency services, non-transferrable warrants up to a total of 150,000 common shares in the Company were issued at a strike price of $7.80 per share expiring on May 14, 2011. On April 26, 2011, the Company received $1,170 of proceeds related to the 150,000 warrants being exercised by the financing agent.

Per Share Amounts	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
 18 – Per Share Amounts

The following table presents the reconciliations of the denominators of the basic and diluted per share computations. Net income attributable to common shares equaled diluted income attributable to common shares for all periods presented.

	September 30	September 30
	2011	2012
Basic total weighted average common shares outstanding	17,259,196	17,431,809
Effect of dilutive securities
Share option awards	369,345	-
Warrants	34,839	-
Diluted total weighted average common shares outstanding	17,663,380	17,431,809

For the year ended September 30, 2012, there were 1,219,236 stock options which were anti-dilutive and therefore were not considered in computing diluted earnings per share.

Dividends	12 Months Ended
Sep. 30, 2012
Dividends [Abstract]
Dividents [Text Block]
Note 19 –Dividends

September 30
	2012
	Declared effective	Paid to shareholders	Total
Dividend per Common Share
Dividend $0.12	November 16, 2011	December 14, 2011	$2,091
Dividend $0.12	February 8, 2012	March 7, 2012	2,091
Dividend $0.06	May 10, 2012	June 7, 2012	1,039
Dividend $0.06	August 10, 2012	September 7, 2012	1,049
			$6,270

	September 30
	2011
	Declared effective	Paid to shareholders	Total
Dividend per Common Share
Dividend $0.10	December 6, 2010	December 21, 2010	$1,710
Dividend $0.12	February 7, 2011	February 21, 2011	2,062
Dividend $0.12	May 9, 2011	May 24, 2011	2,084
Dividend $0.12	August 10, 2011	August 25, 2011	2,073
			$7,929

	September 30
	2010
	Declared effective	Paid to shareholders	Total
Dividend per Common Share
Dividend $0.14	September 9, 2009	September 24, 2009	$2,342
Dividend $0.10	October 28, 2009	November 26, 2009	1,676
Dividend $0.10	February 10, 2010	February 25, 2010	1,694
Dividend $0.10	May 11, 2010	May 26, 2010	1,701
Dividend $0.10	August 11, 2010	August 26, 2010	1,707
			$9,120

The Company reviews its dividend distribution policy on a quarterly basis, evaluating its financial position, profitability, cash flow and other factors the Board of Directors considers relevant.

The ability to declare and pay dividends is subject to compliance with a restricted payment covenant stipulated in the Indenture governing the Notes. The Company remains in compliance with all covenants under this Indenture.

Commitments	12 Months Ended
Sep. 30, 2012
Commitments [Abstract]
Commitments Disclosure [Text Block]
Note 20 – Commitments

Operating Lease Commitments

The Company is committed to future minimum annual operating lease payments for office and branch premises, which expire through 2027 as follows:

Aggregate Lease Payments
2013	$19,261
2014	15,829
2015	11,165
2016	5,926
2017	4,294
Thereafter	16,294
$72,769

Litigation, Claims and Contingencies	12 Months Ended
Sep. 30, 2012
Loss Contingency [Abstract]
Contingencies Disclosure [Text Block]
Note 21 – Litigation, Claims and Contingencies

(a)	Litigation and Claims

(i)	British Columbia

March 5, 2004 Claim

On March 5, 2004, an action under the Class Proceedings Act was commenced in the Supreme Court of British Columbia by Andrew Bodnar and others proposing that a class action be certified on his own behalf and on behalf of all persons who have borrowed money from the defendants: The Cash Store Financial and All Trans Credit Union Ltd. The action stems from the allegations that all payday loan fees collected by the defendants constitute interest and therefore violate s. 347 of the Criminal Code of Canada (the “Code”). On May 25, 2006, the claim in British Columbia was affirmed as a certified class proceeding of Canada by the B.C. Court of Appeal. In fiscal 2007, the plaintiffs in the British Columbia action brought forward an application to have certain of our customers’ third-party lenders added to the claim. On March 18, 2008, another action commenced in the Supreme Court of British Columbia by David Wournell and others against The Cash Store Financial, Instaloans Inc., and others in respect of the business carried out under the name Instaloans since April 2005. Collectively, the above actions are referred to as the “British Columbia Related Actions”.

On May 12, 2009, the Company settled the British Columbia Related Actions in principle. The settlement was approved by the Court. The settlement does not constitute any admission of liability by the Company.

Under the terms of the court approved settlement, the Company is to pay to the eligible class members who were advanced funds under a loan agreement and who repaid the payday loan plus brokerage fees and interest in full, or who met certain other eligibility criteria, a maximum estimated amount of $9,400 in cash and $9,400 in credit vouchers. Thus, the maximum exposure with respect to this settlement is approximately $18.8 million including approved legal expenses. The credit vouchers may be used to pay existing outstanding brokerage fees and interest or to pay a portion of brokerage fees and interest which may arise in the future through new loans advanced. The credit vouchers are not transferable and have no expiry date. In addition, the Company paid the legal fees and costs of the class. Based on the Company’s estimate of the rate of take-up of the available cash and credit vouchers, a total expense of $10,921 ($3,206 in the year ended September 30, 2011 and $2,715 in the fifteen months ended September 30, 2010) has been recorded to cover the estimated costs of the settlement, including legal fees of the Class and costs to administer the settlement fund. It is possible that additional settlement costs could be required in the future. As at September 30, 2012, there is an accrual of $4,085 (September 30, 2011 - $4,039) related to settlement costs.

September 11, 2012 Claim

On September 11, 2012, an action under the British Columbia Class Proceedings Act was commenced in the Supreme Court of British Columbia by Roberta Stewart against The Cash Store Financial and Instaloans Inc. claiming on behalf of the plaintiff and class members who, on or after November 1, 2009 borrowed a loan from the Company, and that the Company charged, required or accepted an amount that is in excess of 23% amount loaned of the principal which is contrary to s. 17(1) of the Payday Loans Regulation and s. 112.02(2) of the Business Practices Consumer Protection Act (“BPCPA”) and charged, required or accepted an amount in relation to each cash card issued to a class member which is contrary to s. 112.04(1)(f) of the BPCPA; made the provision of each payday loan contingent on class members purchasing a cash card and services related thereto, contrary to s. 19(1) of the Payday Loans Regulation and s. 112.08(1)(m) of the BPCPA; and discounted the amount in the payday loan agreement to be the loan amount borrowed, by deducting and withholding from the loan advance an amount representing a portion of the total costs of credit, contrary to s.112.08(1)(e) of the BPCPA.

The class members, in an order pursuant to s. 112.10(2) and s. 172(3)(a) of the BPCPA are seeking that the Company refund all monies paid in excess of the loan principal of each payday loan, including the cash card fee amounts, the loan fees, and any other fees or changes collected by the Company in relation to the payday loan, damages and interest pursuant to the Court Order Interest Act at the rate of 30% compounded annually, as set out in the payday loan agreements or such other rate as the Court considers appropriate.

The Company believes that it has conducted its business in accordance with applicable laws and is defending the action vigorously. The likelihood of loss, if any, is not determinable at this time.

(ii)	Alberta

January 19, 2010 Claim

The Company has been served in prior fiscal periods with a Statement of Claim issued in Alberta alleging that we are in breach of s. 347 of the Code (the interest rate provision) and certain provincial consumer protection statutes.

On January 19, 2010, the plaintiffs in the Alberta action brought forward an application to have a related subsidiary, as well as certain of our customers’ third-party lenders, directors and officers added to the claim.

The Company agreed to a motion to certify the class proceeding if the third party lenders, officers and directors were removed as defendants. Class counsel agreed to the Company’s proposal. Consequently, the certification motion was granted in November of 2011.

The Company believes that it conducted its business in accordance with applicable laws and is defending the action vigorously. As at September 30, 2012, a total of $100 (September 30, 2011 - $100) has been accrued related to this matter. However, the likelihood of loss, if any, is not determinable at this time.

September 18, 2012 Claim

On September 18, 2012, an action under the Alberta Class Proceedings Act was commenced in the Alberta Court of Queen’s Bench by Kostas Efthimiou against The Cash Store Financial and Instaloans Inc. on behalf of all persons who, on or after March 1, 2010, borrowed a loan from the Company that met the definition of a “payday loan” proposing that the Company has violated s. 11 and 12 of the Payday Loan Regulations in that all amounts charged to and collected from the plaintiff and class members by the Company in relation to the payday loans advanced were in excess of the loan principal are unlawful charges under the Payday Loan Regulation and therefore seek restitution of damages for unlawful charges paid by the plaintiff and class members, repayment of unlawful charges paid by the plaintiff and class members, damages, interest on all amounts found to be owing and any such associated legal costs.

The Company believes that it has conducted business in accordance with applicable laws and will defend the action vigorously. The likelihood of loss, if any, is not determinable at this time.

(iii)	Manitoba

On April 23, 2010, an action under the Manitoba Class Proceedings Act was commenced in the Manitoba Court of Queen’s Bench by Scott Meeking against The Cash Store Financial and Instaloans Inc. proposing that a class action be certified on his own behalf and on behalf of all persons in Manitoba and others outside the province who obtained a payday loan from The Cash Store Financial or Instaloans Inc. The action stems from the allegations that all payday loan fees collected by the defendants constitute interest and therefore violate s. 347 of the Code.

On February 22, 2012, the Manitoba Court determined that large portions of the plaintiff’s claim could not proceed as they have already been resolved in a judgment and settlement approved by the Ontario Superior Court of Justice in 2008. To the extent that limited portions of the Ontario judgment were not enforced in Manitoba, the Company has appealed the Manitoba decision. The Manitoba Court has not yet determined whether any remaining portions of the plaintiff’s claim should be certified as a class proceeding.

 To the extent any subject matter of the claim was not resolved by the February 22, 2012 judgment, the Company believes that it has conducted business in accordance with applicable laws and is defending the action vigorously. The likelihood of loss, if any, is not determinable at this time.

(iv)	Ontario

On August 1, 2012, an action under the Ontario Class Proceedings Act was commenced in the Ontario Supreme Court of Justice by Timothy Yeoman against The Cash Store Financial and Instaloans Inc. claiming on behalf of the plaintiff and class members who entered into payday loan transactions with the Company in Ontario between September 1, 2011 and the date of judgment, that the Company operated an unlawful business model as the Company did not provide borrowers with the option to take their payday loan in an immediate liquid form and thereby misrepresenting the total cost of borrowing as the cost of additional services and devices should have been included.

The class members plead entitlement to damages and costs of investigation and prosecution pursuant to s. 36 of the Competition Act inclusive of the fees, interest and other amounts that the Company charged to the class members.

The Company believes that it has conducted business in accordance with applicable laws and is defending the action vigorously. The likelihood of loss, if any, is not determinable at this time.

(b)	Contingencies

(i)  Third-Party Lenders

In addition to direct lending, the Company acts as a broker on behalf of consumers seeking short term advances. The funding of the advances is provided directly to the customers by third-party lenders. The Company has entered into business arrangements with a number of third-party lenders that are prepared to consider lending to customers. Pursuant to these agreements, services related to the collection of documents and information, as well as, loan collection services are provided to the third party lenders. The agreements also provide that the third party lenders are responsible for losses suffered as a result of uncollectible loans provided the required duties under the terms of the agreements have been properly performed by the Company. In the event the duties are not properly performed and the lenders make a claim as required under the agreement, the Company may be liable to the lenders for losses they have incurred. The Company’s contingent risk is the balance of the third-party.

To date, no claims have been made by the third-party lenders and no payments have been made or accrued by the Company pursuant to this clause in the agreements. Risk is managed through compliance with the loan limits, procedures and selection criteria established by the lenders.

(ii)	British Columbia Compliance Order

On March 23, 2012, the Company was issued a compliance order (the “Order”) and administrative penalty from Consumer Protection BC. The Order directs the Company to refund to all borrowers with loan agreements negotiated with the Company or its subsidiaries between November 1, 2009 and the date of the order, the amount of any issuance fee charged, required or accepted for or in relation to the issuance of a cash card. The Order also directed the Company to pay an administrative penalty of $25 in addition to costs. The Company has agreed to abide by the Order. On November 30, 2012, Consumer Protection BC issued a supplementary compliance order directing that unclaimed refund amounts to a maximum of $1.1 million be deposited into a consumer protection fund. The Company is appealing the supplementary compliance order. The estimated exposure with respect to this order is between $248 and $1.1 million including penalties, legal costs and additional costs. The Company has accrued $248 related to the Order as at September 30, 2012.

Related Party Transactions	12 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 22 – Related Party Transactions

(a)  The Cash Store Australia Holdings Inc.

The Company provided administrative services to AUC. The Company had a services agreement with AUC to provide ongoing services such as financial and accounting support, administrative services, and the use of the Company’s information technology and telecommunication systems. The agreement expired on June 30, 2012.

Included in selling, general, and administrative expenses is a recovery of $284 (2011 - $363, 2010 - $362) relating to these services. These transactions were subject to normal trade terms and were measured at the actual exchange amount. As at September 30, 2012, the Company has a $3 (2011 - $16) receivable from AUC. Amounts due are non-interest bearing, unsecured and have no specified terms of repayment. The receivable was repaid subsequent to year-end.

(b)  RTF Financial Holdings Inc.

The Company had a services agreement with RTF to provide ongoing services such as financial and accounting support and contracts administrative services. The agreement expired on June 30, 2012.

Included in selling, general, and administrative expenses is a recovery of $140 (2011 - $240, 2010 - $120) relating to these services. These transactions were subject to normal trade terms and were measured at the actual exchange amount.

As at September 30, 2012, the Company has a $nil (2011 - $45) receivable from RTF. Amounts due are non-interest bearing, unsecured and have no specified terms of repayment.

(c) Third-party Lenders

(i)

A privately held entity that raises capital and provides loans to the Company’s customers (third-party lender) is controlled by the father of Cameron Schiffner, the Senior Vice President of Operations of the Company. In addition, Cameron Schiffner’s brother is a member of management of AUC and is a member of management of the third-party lender. The Company’s relationship with the privately held entity predates Cameron Schiffner’s employment with the Company. Included in retention payments are $4,185 (2011 - $11,674, 2010 - $13,531) of amounts paid or payable directly to this third-party lender. During the year, the Company transferred consumer loans receivable, net of the provision for loan losses, of $3,914 to this third-party lender for consideration of $3,914. As part of the acquisition of the consumer loans portfolio on January 31, 2012 as described in Note 3, $45,520 of the total purchase consideration was paid to this third-party lender and the acquisition agreement was signed on behalf of the third-party lender by Cameron Schiffner’s brother. As at September 30, 2012, included in accrued liabilities is $659 (September 30, 2011 - $2,281) due to the third-party lender.

(ii)

An immediate family member of Michael Shaw, a director of the Company, advanced funds to a privately held entity that raised capital and provided loans to the Company’s customers (third-party lender) prior to the acquisition of the consumer loans portfolio on January 31, 2012. Bruce Hull, who is a director of AUC, also advanced funds to this third-party lender. Included in retention payments are $1,377 (2011 - $4,801, 2010 - $6,186) paid or payable directly to this third-party lender. As part of the acquisition of the consumer loans portfolio on January 31, 2012 as described in Note 3, $23,944 of the total purchase consideration was paid to this third-party lender of which $12,885 was settled by the issuance of the Notes. As at September 30, 2012, included in accrued liabilities is $nil (September 30, 2011 - $1,257) due to this third-party lender.

(iii)

A privately held entity that began acting as third-party lender after January 31, 2012 is controlled by Bruce Hull. Included in retention payments are $36 (2011 - $nil, 2010 - $nil) paid or payable directly to this third third-party lender. As at September 30, 2012, included in accrued liabilities is $166 (September 30, 2011 - $nil) due to this third-party lender.

All transactions with third-party lenders have been measured at the exchange amount, which is the amount of consideration agreed to by the Company and the third-party lenders.

Financial Instruments and Risk Management	12 Months Ended
Sep. 30, 2012
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]

Note 23 – Financial Instruments and Risk Management

(a) Fair Values

The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy based on the reliability of inputs are as follows:

·	Level 1 – inputs are unadjusted quoted prices of identical instruments in active markets.
·	Level 2 – inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
·	Level 3 – inputs used in a valuation technique are not based on observable market data in determining fair values of these instruments.

The fair values of financial instruments are determined with respect to the hierarchy that prioritizes the input to fair value measurement. In the absence of an active market, the Company determines fair value by using valuation techniques that refer to observable market data or estimated market prices. Fair values are inherently judgmental, thus the estimated fair values do not necessarily reflect amounts that would be received or paid in case of immediate settlement of these instruments. The use of different estimations, methodologies and assumptions could have a material effect on the estimated fair value amounts. The carrying value of other receivables, consumer loans receivable net, accounts payable and accrued liabilities approximate their fair values (Level 2 measurements) due to the relatively short-term nature of these balances. The fair value of obligations under capital leases and senior secured notes are determined by estimating future cash flows on a borrowing-by-borrowing basis, and discounting these future cash flows using a rate which takes into account the Company’s spread for credit risk for similar terms and types of arrangements. Based on estimates, the fair values (a Level 2 measurement) of the Company’s obligation under capital lease and other obligations and senior secured notes as at September 30, 2012 and 2011 are not significantly different than their carrying value.

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments:

			September 30		September 30
			2011		2012
	Classification	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Cash	Held-for-trading	1	$19,291	$19,291	$19,139	$19,139
Other receivables	Loans and receivables	2	12,575	12,575	13,223	13,223
Consumer loans receivable	Loans and receivables	2	4,781	4,781	32,440	32,440
Long term receivable	Loans and receivables	2	$681	$681	$6,718	$6,718
Financial Liabilities
Accounts payable and accrued liabilities	Other financial liabilities	2	$22,989	$22,989	$21,743	$21,743
Obligations under capital leases and other obligations	Other financial liabilities	2	1,295	1,295	4,788	4,788
Senior secured notes	Other financial liabilities	2	$-	$-	$126,033	$131,906

 (b) Risk Management

The Company is exposed to a number of financial risks in the normal course of its business operations, including market risks as well as credit and liquidity risks. The nature of the financial risks and the Company’s strategy for managing these risks has not changed significantly from the prior year.

Market risk is the risk of loss that results from changes in market factors such as foreign currency exchange rates and interest rates. The level of market risk to which the Company is exposed at any point in time varies depending on market conditions, expectations of future price or market rate movements and composition of the Company’s financial assets and liabilities held, non-trading physical assets, and contract portfolios.

Overall, the Company’s Board of Directors has responsibility for the establishment and approval of the Company's risk management policies. To manage the exposure to changes in market risk, management performs a risk assessment on a continual basis to help ensure that all significant risks related to the Company and its operations have been reviewed and assessed to reflect changes in market conditions and the Company's operating activities. The following summarizes the types of market price risks to which the Company is exposed, and the risk management instruments applied to mitigate them. The sensitivities provided below are hypothetical and should not be considered to be predictive of future performance or indicative of earnings on these contracts. The Company does not currently use derivative financial instruments to manage its market risks and does not hold or issue derivative financial instruments for trading or speculative purposes.

(i)	Currency Risk

Currency risk refers to the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. As the Company has operations in the United Kingdom, it is exposed to risk from changes in the exchange rates between the Canadian dollar and the British pound. While the Company attempts to match cash outlays with cash inflows in the same currency, fluctuations in exchange rates creates volatility with cash flows and reported amounts for revenues and expenses on a period-to-period basis, however, this is not considered significant to the Company.

Based on a 315 basis point increase/decrease in the foreign exchange rate occurring in the year ending September 30, 2012, net loss would increase/decrease by $517 as it relates to financial assets and liabilities denominated in the British pound as at September 30, 2012. Analysis of the effects of hypothetical foreign exchange changes are based on assumptions, including the maintenance of the existing levels and composition of assets and liabilities, and should not be relied on as indicative of actual or future results.

(ii)	Interest Rate Risk

The Company does not have any variable interest bearing obligations; therefore, the Company’s exposure to interest rate fluctuations relative to financial instruments is minimal.

(iii)	Credit Risk

Credit risk is the risk of financial loss to the Company if a customer or counter-party to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s cash, other receivables, consumer loans receivable, and long-term receivable. The maximum amount of credit risk exposure is limited to the carrying amount of the balances disclosed in these financial statements.

The best representation of the Company’s maximum exposure (excluding tax effects) to credit risk, which is a worst case scenario and does not reflect results expected by the Company, is as set out in the following table:

	September 30	September 30
	2011	2012
Cash - Note 4	$19,291	$19,139
Consumer loans receivable, net - Note 5	4,781	32,440
Other receivables - Note 6	12,575	13,223
Long-term receivable - Note 6	681	6,718
	$37,328	$71,520

Cash: Credit risk associated with cash is minimized substantially by ensuring that these financial assets are placed with reputable financial institutions that have been accorded strong investment grade ratings by a primary rating agency.

Other receivables: Other receivables include amounts owing to the Company from various parties. Included within other receivables are amounts of $12,223 whereby a significant portion is owed by two different parties and as such, these balances represent a concentration of credit risk to the Company. For such parties, the Company trades with entities that are assessed as being credit worthy and the Company maintains an ongoing review of their credit status. The balance of other receivables is owed by a large number of parties that individually owe amounts to the Company that are not significant in value as at September 30, 2012.

Consumer loans receivable: The Company also directly lends to its customers and has no significant concentration of credit risk with any particular individual related to short-term advances.

Credit risk relates to the possibility of default of payment on the Company’s consumer loans receivable. The Company performs on-going credit evaluations, and reviews the aging of the receivable, payment history and other factors, and it establishes a provision for loan losses when it is determined that a loan is impaired.

Refer to Note 5 for an analysis of the age of consumer loans receivable originated by the Company as of September 30, 2012 and the activity related to the Company’s allowance for consumer loan losses.

The Company makes significant estimates in respect of the allowance for consumer loan losses. Historical information is considered when determining whether past-due accounts should be provided for and the same factors are considered when determining whether to write off amounts charged to the allowance against the consumer loans receivable.

(iii)   Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due or will not receive sufficient funds from its third party lenders to advance to the Company’s customers. The Company manages all liquidity risk through maintaining a sufficient working capital amount through daily monitoring of controls, cash balances and operating results. The Company’s principal sources of cash are funds from operations, which the Company believes will be sufficient to cover its normal operating and capital expenditures.

The maximum exposures to liquidity risk are represented by the carrying amount of accounts payable and accrued liabilities, as well as payment obligations under capital leases and senior secured notes, which are made up of the following:

	Carrying Amount	Contractual Cash Flows	Less Than 1 Year	1-3 Years
Accounts payable and accrued liabilities	$21,743	$21,743	$21,743	$-
Obligations under capital leases (including interest)	4,788	7,280	1,565	2,335
Senior secured notes	126,033	198,529	15,238	45,713
	$152,564	$227,552	$38,546	$48,048

Management of Capital	12 Months Ended
Sep. 30, 2011
Management Of Capital [Text Block]

Note 24 – Management of Capital

The Company’s objective when managing capital is to provide a return to its shareholders by fairly pricing its services with the associated level of risk while being able to sufficiently fund future growth initiatives. The Company defines capital that it manages as the aggregate of its shareholders’ equity, which is comprised of share capital, contributed surplus and retained earnings.

In order to maintain or adjust its capital structure, the Company, upon approval from its Board of Directors, may issue shares, repurchase shares through a normal course issuer bid, pay dividends or undertake other activities as deemed appropriate under the specific circumstances. The Board of Directors reviews and approves any material transactions out of the ordinary course of business, including proposals on acquisitions or other major investments or divestures, as well as capital and operating budgets.

The Company sets the amount of capital in proportion to risk and manages the capital structure and makes adjustments to it based on economic or regulatory changes. In order to maintain or modify the capital structure, the Company may seek additional sources of capital.

The Company’s capital management objectives, policies and procedures were unchanged since the prior year-end.

Segmented Information	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 25 – Segmented Information

The following is a summary of revenue and long-lived assets for the Company’s geographical segments:

	Fifteen months ended	Year ended	Year ended
	September 30	September 30	September 30
	2010	2011	2012

REVENUE
Canada	$220,110	$187,356	$177,186
United Kingdom	408	2,543	10,226
	$220,518	$189,899	$187,412

	September 30	September 30
	2011	2012

LONG-LIVED ASSETS
Canada	$74,178	$99,972
United Kingdom	1,122	2,630
	$75,300	$102,602

Long-lived assets include property and equipment, intangible assets and goodwill.

Subsequent Event	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 26 – Subsequent Event

(a)	Litigation and Claims

(i)	Saskatchewan

On October 9, 2012, an action under the Saskatchewan Class Actions Act was commenced in the Saskatchewan Court of Queen’s Bench by John Ironbow against The Cash Store Financial and Instaloans Inc. on behalf of all persons who, on or after January 1, 2012, borrowed a loan from the Company that met the definition of a “payday loan” proposing that the Company has violated s. 11 and 12 of the Payday Loan Regulations in that all amounts charged to and collected from the plaintiff and class members by the Company in relation to the payday loans advanced in excess of the loan principal are unlawful charges under the Payday Loan Regulation and therefore seek restitution of damages for unlawful charges paid by the plaintiff and class members, repayment of unlawful charges paid by the plaintiff and class members, damages, interest on all amounts found to be owing and any such associated legal costs.

(ii)	Manitoba

On November 1, 2012, an action was commenced in Manitoba under The Class Proceedings Act by Sheri Rehill against The Cash Store Financial Services Inc., The Cash Store Inc., Instaloans Inc. and other defendants, on behalf of all persons who, on or after October 18, 2010, borrowed a loan from the Company in Manitoba where that loan met the definition of a “payday loan” as defined by the Payday Loans Act, S.S. 2007, c. P-4.3. The action alleges that the Company charged amounts in excess of the maximum allowable limit on the total cost of credit permitted by the Consumer Protection Act, R.S.M. 1987, c. C-200, as am., and the Payday Loan

Regulation, Man. Reg. 99/2007, as am. The plaintiff pleads for restitution and repayment of all amounts paid by borrowers as a cost of credit for their payday loans, damages for an alleged conspiracy, and interest on all amounts alleged to be owing.

In all cases, the Company believes that it conducts its business in accordance with applicable laws in each of the jurisdictions noted and will be defending these actions vigorously both with respect to certification as a class proceeding and on each action’s merits. However, the likelihood of loss, if any, is not determinable. Accordingly, no provision has been made for these actions

(b)	Special Investigation

Subsequent to September 30, 2012, the Company’s Audit Committee was made aware of written communications that contained questions about the acquisition of the consumer loan portfolio from third-party lenders in late January 2012 and included allegations regarding the existence of undisclosed related party transactions in connection with the acquisition. In response to this allegation, legal counsel to a special committee of independent directors of the Company (the “Special Committee”) has retained an independent accounting firm to conduct a special investigation. As of the release date of these consolidated financial statements, the scope of the investigation has been determined by the independent accounting firm and the Special Committee. However, the investigation has not yet been completed and the findings, if any, are not yet known. The investigation may have an impact on the accounting for the loan acquisition transaction and/or on the accounting for, and disclosure of, any related party transactions; however, the Company does not believe that the outcome of the special investigation will impact the current accounting and disclosure in these consolidated financial statements.

Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Basic Of Presentation [Policy Text Block]
(a)	Basis of Presentation

As a Canadian-based company, the Company historically prepared its consolidated financial statements in conformity with accounting principles generally accepted in Canada (“CGAAP”) and provided reconciliation to United States generally accepted accounting principles (“U.S. GAAP”) under Item 18 of Form 20-F. As disclosed in Note 27 of the audited consolidated financial statements for the fifteen months ended September 30, 2010 and the year ended September 30, 2011, there were no recognition and measurement differences between CGAAP and U.S. GAAP.

The Accounting Standards Board of the Canadian Institute of Chartered Accountants previously announced its decision to require all publicly accountable enterprises to report under International Financial Reporting Standards for years beginning on or after January 1, 2011. However, National Instrument 52-107 allows Securities and Exchange Commission (“SEC”) registrants, such as the Company, to file financial statements with Canadian securities regulators that are prepared in accordance with U.S. GAAP. As such, the Company decided to adopt U.S. GAAP instead of IFRS as its primary basis of financial reporting commencing in the current fiscal year.

The decision to adopt U.S. GAAP was made to enhance communication with shareholders and improve the comparability of financial information reported with competitors and peer group. The accompanying audited consolidated financial statements have been prepared by management in accordance with U.S. GAAP. All comparative financial information contained herein has been revised to reflect the Company’s results as if they had been historically reported in accordance with U.S. GAAP.

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation.

All figures are presented in Canadian dollars, unless otherwise disclosed.

Use of Estimates, Policy [Policy Text Block]
(b)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures reported in these consolidated financial statements and accompanying notes and the reported amounts of revenue and expenses during the reporting periods. Certain significant judgments, estimates and assumptions, such as those related to the allowance for consumer loan losses, valuation of acquired loans, valuation of intangible assets, premium paid to acquire the loan portfolio, impairment of property and equipment, goodwill and intangible assets, deferred income taxes, the calculation of financial covenants under the Indenture governing the senior secured notes, and accrued liabilities related to the class action lawsuits, depend upon subjective or complex judgments about matters that may be uncertain, and changes in those estimates could materially impact the consolidated financial statements. Actual results could differ from those estimates made by management.

Revenue Recognition, Policy [Policy Text Block]
(c)	Revenue Recognition

Revenue arising from direct lending of short-term advances to customers is recognized on a constant yield basis ratably over the term of the related loan, in loan fees in the consolidated statement of operations. Direct loan origination costs are deferred and recognized as a reduction in the yield of the related loan over its life. The Company charges late interest and default fees on direct lending loans in default status. Late interest and default fees are recorded once collected.

Revenue from brokering short-term advances for customers is reported in loan fees on the statement of operations and is recognized once all services have been rendered, all advance amounts have been received by the customer, and the brokerage fee has been collected.

Included in other income in the consolidated statement of operations is revenue from cheque cashing, money transfer, bill payment, insurance products, bank accounts and other miscellaneous services and fees. For these services, revenue is recognized when the transactions are completed at the point-of-sale in the branch and the related fee charged has been collected from the customer. Services where the Company acts as an agent on behalf of third-party providers include banking services, card products, money transfers, bill payment services, and insurance products.

Retention Payments [Policy Text Block]
(d)	Retention payments

When the Company acts as a broker on behalf of income earning consumers seeking short-term advances, the funding of short-term advances are provided by third-party lenders. The advances provided by the third- party lenders are repayable by the customer to the third-party lenders and represent assets of the lenders; accordingly, they are not included on the Company’s consolidated balance sheet.

To facilitate the short term advance business, the Company has entered into agreements with third-party lenders who are prepared to consider lending to the Company’s customers. Pursuant to these agreements, the Company provides services to the lenders related to the collection of documents and information as well as loan collection services. Under the terms of the Company’s agreements with third party lenders, responsibility for losses suffered on account of uncollectible loans rests with the third-party lender, unless the Company has not properly performed its duties as set forth under the terms of the agreement. The significant duties under the terms of the agreements generally include ensuring that any proposed loan was applied for through an authorized outlet, ensuring each potential customer meets the loan selection criteria as set forth by the third-party lender prior to approval and release of funding, satisfying the documentation requirements in a full and timely manner, providing loan management services throughout the term of the loan and providing collection services on behalf of the third-party lender for all loans funded which are not paid in full by the due date, all of which while ensuring information system integrity is maintained. In the event the Company does not properly perform its duties and the lenders make a claim as required under the agreement, the Company may be liable to the lenders for losses they have incurred. A liability is recorded when it is determined that the Company has a liability under the agreement.

The Company’s Board of Directors regularly approves a resolution which authorizes management to pay a maximum amount of retention payments per quarter to third-party lenders as consideration to those lenders that continue to be willing to fund advances to the Company’s customers. While the third-party lenders have not been guaranteed a return, the decision has been made to voluntarily make retention payments to the lenders to lessen the impact of loan losses experienced by the third-party lenders. Retention payments are recorded in the period in which a commitment is made to a lender pursuant to the resolution approved by the Board of Directors.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
(e)	Provision for Loan Losses

Loans in default consist of direct lending consumer loans originated by the Company which are past due. The Company defines a past due or delinquent loan whereby payment has not been received in full from the customer on or before its maturity. A provision for loan loss is recorded when the Company no longer has reasonable assurance of timely collection of the full amount of principal and interest. In determining whether the Company will be unable to collect all principal and interest payments due, the Company assesses relevant internal and external factors that affect loan collectability, including the amount of outstanding loans owed to the Company, historical percentages of loans written off, current collection patterns and other current economic trends. The provision for loan losses reduces the carrying amount of consumer loan receivables to their estimated realizable amounts. The provision is primarily based upon models that analyze specific portfolio statistics, and also reflects, to a lesser extent, management’s judgement regarding overall accuracy. The provision is reviewed monthly, and any additional provision as a result of historical loan performance, current and expected collection patterns and current economic trends is included in the provision for the loan losses at that time. If the loans remain past due for an extended period of time, an allowance for the entire amount of the loan is recorded. The Company’s policy for charging off uncollectible consumer loans originated by the Company is to write the loan off when a loan remains in default status for an extended period of time without any extended payment arrangements made. Loans to customers who file for bankruptcy are written off upon receipt of the bankruptcy notice. Recoveries on previous amounts written off are credited against the provision for consumer loan losses expense.

Compensation Related Costs, Policy [Policy Text Block]
(f)	Stock Based Compensation

The Company has a stock based compensation plan for employees and Directors, which is described in Note 17. The Company accounts for all stock based compensation payments that are settled by the issuance of equity in accordance with a fair value-based method of accounting. Stock based compensation awards are recognized in the consolidated financial statements over the period in which the related services are rendered, which is usually the vesting period of the option, or as applicable, over the period to the date an employee is eligible to retire, whichever is shorter, with a corresponding increase recorded in contributed surplus. The fair value is calculated using the Black-Scholes option-pricing model. When options are exercised, the proceeds received by the Company, together with the amount in additional paid-in capital associated with the exercised options, are credited to share capital.

Earnings Per Share, Policy [Policy Text Block]
(g)	Earnings Per Share

Basic earnings per share is computed by dividing net income by the weighted average number of common shares outstanding during each reporting period. Diluted earnings per share is computed similar to basic earnings per share except that the weighted average shares outstanding are increased to include additional shares from the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised, and that proceeds from such exercises were used to acquire common shares at the average market price during the reporting period.

Consumer Loans Receivable [Policy Text Block]
h)	Consumer Loans Receivable

Unsecured short-term advances that the Company originates on its own behalf are reflected on the balance sheet in consumer loans receivable. Consumer loans receivable are reported net of a provision as described above in “Provision for Loan Losses” and any deferred fees or costs. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the effective interest method.

Consumer loans receivable that bear interest are placed on nonaccrual status once the loan becomes past due. Interest on past due loans receivable is recorded once collected.

Acquired Loans

The portfolio of loans acquired from the Company’s third party lenders on January 31, 2012 fall within the scope of FASB ASC 310-30, “Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality” as these loans have evidence of deterioration in credit quality since origination and for which it is probable, at acquisition, that all contractually required payments will not be collected. As such, the acquired loans are accounted for separately from loans originated by the Company and are initially recorded at fair value, which represents expected cash flows discounted at a market rate of interest. The Company’s estimate of fair value of acquired loans includes assumptions regarding the amount and timing of both principal and interest, future credit losses and prepayments and discount rates. An allowance for loan losses is not recorded at the acquisition date because the fair value incorporates an estimate of expected credit losses.

Income recognition on the acquired portfolio of loans is based on a reasonable expectation of the timing and amount of cash flows to be collected. The expected cash flows in excess of fair value are recorded as interest income over the remaining life of the loan (accretable yield). The excess of the loan’s contractual principal and interest over the expected cash flows is not recorded (non accretable difference). Subsequent to the acquisition date, any increases in cash flow over those expected at the purchase date in excess of the fair value that are significant and probable are recorded as an adjustment to the accretable difference on a prospective basis. Any subsequent decreases in cash flow below those expected at the purchase date that are significant and probable are recognized through an immediate reduction in the carrying amount of the portfolio and included in the provision for loan loss expense.

Acquired Loans (continued)

The determination of fair value of acquired loans relies heavily on estimates and significant judgements regarding future collections. Changes in those estimates could materially impact the consolidated financial statements.

Transfer of Loans

Consumer loans that the Company has originated on its own behalf may be transferred to third party lenders in exchange for cash. When loans are transferred to third party lenders it is done so at fair value. The determination of fair value relies on estimates and judgements regarding future collections using the methodology described in Note 1 (e) to these consolidated financial statements.

Under the terms of the arrangements with the Company’s third-party lenders, the Company is maintained as the lender on record for the transferred loans and must continue to deal with, collect, maintain and enforce such loans on the third party lender’s behalf in all respects. The Company must pay a participation fee to the third party lender based on the principal of all loans collected for the agreed term of the loan at a rate that is equivalent to the interest rate accrued on the transferred loans.

Income Tax, Policy [Policy Text Block]
(i)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future income tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment or substantive enactment date. A valuation allowance is recorded against any deferred income tax assets if it is more likely than not that the asset will not be realized.

Fair Value of Financial Instruments, Policy [Policy Text Block]
(j)	Fair Value of Financial Instruments

The Company’s financial instruments consist of cash, other receivables, consumer loans receivables less any allowance for loan losses, accounts payable and accrued liabilities, all of which are short-term in nature and their fair value approximates their carrying value. The fair value of obligations under capital leases and secured senior notes are determined by estimating future cash flows on a borrowing-by-borrowing basis, and discounting these future cash flows using a rate which takes into account the Company’s spread for credit risk for similar terms and types of debt arrangements.

Equity Method Investments, Policy [Policy Text Block]
(k)	Long Term Investments

The Company has long-term investments in The Cash Store Australia Holdings Inc. (“AUC”) and RTF Financial Holdings Inc. (“RTF”). The Company accounts for its long-term investments using the equity method of accounting as it has significant influence over the strategic operating, investing and financing activities due to board representation.

Deferred Charges, Policy [Policy Text Block]
(l)	Deferred Financing Costs

Underwriting, legal and other direct costs incurred in connection with the issuance of debt are included in deferred financing costs. Amortization on deferred financing costs is calculated using the effective interest method over the term of the related debt and recorded as interest expense.

Property, Plant and Equipment, Policy [Policy Text Block]
(m)	Property and Equipment

Property and Equipment are carried at cost less accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful life
Computer hardware	4 years
Fixtures, furniture, and equipment	5 years
Signs	5 years
Vehicles	5 years

Leasehold improvements are depreciated using the straight-line method over the shorter of the lease term, (including renewal options that are reasonably assured) and the estimated useful life of the asset.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
(n)	Intangible Assets

Intangible assets acquired individually or as part of a group of other assets are initially recognized and measured at fair value. The cost of a group of intangible assets acquired in a transaction, including those acquired in a business combination or asset acquisition that meet the specified criteria for recognition apart from goodwill, is allocated to the individual intangible assets acquired based on their fair values.

Both internal and external costs incurred to purchase and develop computer software are capitalized after the preliminary project stage is completed and management authorizes the computer software project.

Depreciation is recorded using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful life
Customer list, contracts and relationships	3 years
Computer software	5 years
Non-compete agreements	Term of the agreements
Favorable supplier relationships	7 years
Proprietary knowledge	5 years
Brand name	Indefinite life

Goodwill [Policy Text Block]
(o)	Goodwill

Goodwill represents the residual amount that results when the purchase price of an acquired business exceeds the sum of the amounts allocated to the assets acquired, less liabilities assumed, based on their fair values. Goodwill is allocated as of the date of the business combination to the Company’s reporting units that are expected to benefit from the business combination. Goodwill is initially recognized as an asset at cost and is subsequently measured at cost less any accumulated impairment losses.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(p)	Impairment

Property and equipment and intangible assets subject to amortization

Property and equipment and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable.

Recoverability of these assets to be held and used is assessed by a comparison of the carrying amount of an asset group to the sum of future undiscounted cash flows expected to be generated from the use and eventual disposition of the asset group. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset group exceeds the fair value of the asset group. An asset group is the lowest level for which there are separate identifiable cash flows. For property and equipment an asset group typically represents an individual branch. Any assets to be disposed of by sale are reported at the lower of carrying amount or fair value less costs to sell. Such assets are not depreciated while they are classified as held-for-sale.

Brand name

The brand name intangible is tested for impairment annually on July 1st of each year, or more frequently if events or changes in circumstances indicate that such assets might be impaired.The impairment test consists of a comparison of the fair value of the brand name with its carrying value. If the carrying amount exceeds its fair value, an impairment is recognized equal to the amount of the excess.

Goodwill

Goodwill is tested for impairment annually on July 1st of each year, or more frequently if events or changes in circumstances indicate it may be impaired. The impairment test is carried out in two steps. In the first step, the carrying amount of the reporting unit is compared to its fair value. When the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not to be impaired and the second step of the impairment test is unnecessary. The second step is carried out when the carrying amount of a reporting unit exceeds its fair value, in which case the implied fair value of the reporting unit’s goodwill is compared with its carrying amount to measure the amount of the impairment loss, if any. The implied fair value of goodwill is determined in the same manner as the value of goodwill is determined in a business combination described in the preceding paragraph, using the fair value of the reporting unit as if it were the purchase price. When the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess.

Revenue Recognition, Deferred Revenue [Policy Text Block]
(q)	Deferred Revenue

The Company has entered into a long-term services contract for which it received an advance payment. The advance payment was recorded as deferred revenue and is recognized as revenue using the straight-line method over the life of the contract.

Deffered Revenue Lease Incentives [Policy Text Block]
(r)	Deferred Lease Incentives

Lease incentives include rent-free periods, reduced rent, and costs paid by landlords on the Company’s behalf. Amortization on lease incentives is calculated using the straight line method over the term of the lease and recorded as a reduction to rent expense.

Lease, Policy [Policy Text Block]
(s)	Leases

Leases are classified as capital or operating depending upon the terms and conditions of the contracts. Capital leases are recorded as property and equipment with a corresponding obligation. Obligations under capital leases are reduced by lease payments net of imputed interest. Computer and phone operating lease expenses are recorded in selling, general, and administrative expenses. Branch leases are recorded in rent.

Operating Expesnes [Policy Text Block]
(t)	Operating Expenses

The direct costs incurred in operating the Company’s business have been classified as operating expenses. These costs include salaries and benefits of branch and regional employees, retention payments, rent expense, provision for loan losses, advertising, depreciation of branch property and equipment, and other costs incurred by the branches. Corporate expenses incurred by the Company are excluded from operating expenses, and include salaries and benefits of corporate employees, professional fees and legal costs.

Branch Closure Costs [Policy Text Block]
(u)	Branch Closure Costs

When the Company announces branch closures the total estimated cost associated with the closures is recorded. The major components of branch closure costs are operating lease buyouts, severance and write-off of property and equipment.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(v)	Foreign Currency

The financial statements of the Company’s operations in the United Kingdom have been translated into Canadian dollars. Current assets and liabilities are translated at the current exchange rate at each period end while non-current assets and liabilities are translated at historical exchange rates. Statement of operations items are translated at the average exchange rate for the period. Resulting translation adjustments are made directly to the statement of operations and included in corporate expenses. Gains or losses from foreign currency transactions are included in corporate expenses.

Operating Segments [Policy Text Block]
(w)	Operating Segments

The Company conducts business through two operating segments; Canada and the United Kingdom. The segments were determined based on information that the Chief Executive Officer and Chief Operating Officer review. For certain disclosure requirements the Company’s two operating segments have been aggregated together based on the similar nature of the operations, customers and regulatory environment.

Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment Percentage Of Depreciation [Table Text Block]

Property and Equipment are carried at cost less accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful life
Computer hardware	4 years
Fixtures, furniture, and equipment	5 years
Signs	5 years
Vehicles	5 years

Schedule of Finite-Lived Intangible Assets [Table Text Block]

Depreciation is recorded using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful life
Customer list, contracts and relationships	3 years
Computer software	5 years
Non-compete agreements	Term of the agreements
Favorable supplier relationships	7 years
Proprietary knowledge	5 years
Brand name	Indefinite life

Acquisition of Loans Receivable and Related Assets (Tables)	12 Months Ended
Sep. 30, 2012
New Accounting Pronouncements and Changes In Accounting Principles [Abstract]
Schedule Of Consumer Loan Portfolio and Related Intangible Assets [Table Text Block]

The total consideration was allocated as set forth below:

Consumer loans receivable	$50,014
Non-compete agreement	15,524
Favorable supplier relationships	14,220
Proprietary knowledge	2,280
Premium paid to acquire the loan portfolio	36,820
Deferred tax liability	(2,524)
Total consideration	$116,334

Cash (Tables)	12 Months Ended
Sep. 30, 2012
Cash and Cash Equivalents [Abstract]
Schedule Of Cash And Cash Equivalents [Table Text Block]	The significant components of cash are as follows:
	September 30	September 30
	2011	2012
Cash	$9,934	$13,598
Restricted cash	9,357	5,541
	$19,291	$19,139

Consumer Loans Receivable, net (Tables)	12 Months Ended
Sep. 30, 2012
Consumer Loans Receivable [Abstract]
Schedule Of Consumer Loans Receivable [Table Text Block]
	September 30	September 30
	2011	2012
Short-term advances receivable	$6,799	$50,834
Term loans receivable	765	569
Line of credit receivable	-	849
Allowance for consumer loan losses	(2,783)	(26,397)
Consumer loans receivable originated by the Company	4,781	25,855
Acquired loan portfolio	-	6,585
	$4,781	$32,440

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

Age analysis of Consumer Loans Receivable:

	September 30	September 30
	2011	2012
Consumer loans receivable
Current	$2,176	$17,019
1-30 days past due date	856	8,791
31-60 days past due date	531	3,934
61-90 days past due date	417	3,469
Greater than 90 days past due date	3,584	19,039
Consumer loans receivable	7,564	52,252
Allowance for consumer loan losses	(2,783)	(26,397)
	$4,781	$25,855

Allowance for Credit Losses on Financing Receivables [Table Text Block]

Allowance for Consumer Loan Losses:

	September 30	September 30
	2011	2012
Balance, beginning of period	$511	$2,783
Provisions made for loan losses	2,559	31,004
Charge-offs	(287)	(7,408)
Effect of foreign exchange translation	-	18
Balance, end of period	$2,783	$26,397

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]

The following table summarizes information for the portfolio of loans acquired during the year ended September 30, 2012:

	At Acquisition	September 30
	January 31, 2012	2012
Contractually required payments including interest	$319,906	$276,918
Nonaccretable difference	(268,415)	(269,888)
Cash flows expected to be collected	51,491	7,030
Accretable yield	(1,477)	(445)
Carrying amount	$50,014	$6,585

Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Changes in the accretable yield on acquired loans are summarized as follows for the year ended September 30, 2012:

Accretable yield, at acquisition	$(1,477)
Accretion	1,032
Accretable yield, September 30, 2012	$(445)

Other Receivables and Other Income (Tables)	12 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Other Receivables and Other Income [Table Text Block]
(a)	Other Receivables

	September 30	September 30
	2011	2012
Due from investee corporations	$61	$3
Due from vendors for agency services	11,143	12,332
Other	2,052	7,606
	$13,256	$19,941

Long term portion:
Other	681	2,609
	$12,575	$17,332

Other Income [Table Text Block]
(b)	Other Income

	September 30	September 30	September 30
	2010	2011	2012
Agency fee income from ancillary services	$36,706	$46,809	$39,847
Other income	13,153	6,467	9,571
	$49,859	$53,276	$49,418

Property and Equipment (Tables)	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

	September 30
	2012
		Accumulated	Net Book
	Cost	Depreciation	Value

Leasehold improvements	$31,804	$19,468	$12,336
Fixtures, furniture, and equipment	13,598	7,422	6,176
Computer hardware	7,201	4,423	2,778
Signs	6,606	4,839	1,767
Vehicle	77	28	49
Land	51	-	51
	$59,337	$36,180	$23,157

	September 30
	2011
		Accumulated	Net Book
	Cost	Depreciation	Value

Leasehold improvements	$28,887	$15,491	$13,396
Fixtures, furniture, and equipment	12,794	6,444	6,350
Computer hardware	6,463	3,596	2,867
Signs	7,533	4,670	2,863
Vehicle	77	15	62
Land	51	-	51
	$55,805	$30,216	$25,589

Schedule of Capital Leased Assets [Table Text Block]
September 30
	2012
		Accumulated	Net Book
	Cost	Depreciation	Value

Computer hardware	$2,814	$1,761	$1,053
Fixtures, furniture and equipment	1,661	851	810
	$4,475	$2,612	$1,863

	September 30
	2011
		Accumulated	Net Book
	Cost	Depreciation	Value

Computer hardware	$2,171	$1,163	$1,008
Fixtures, furniture and equipment	903	653	250
	$3,074	$1,816	$1,258

Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets [Table Text Block]
	September 30
	2012
		Accumulated	Net Book
	Cost	Amortization	Value

Customer contracts, relationships, lists and other	$962	$938	$24
Favorable supplier relationships	14,220	1,375	12,845
Non-compete agreements	16,031	2,369	13,662
Proprietary knowledge	2,280	300	1,980
Computer software	8,798	2,849	5,949
Brand name	5,300	-	5,300
	$47,591	$7,831	$39,760

	September 30
	2011
		Accumulated	Net Book
	Cost	Amortization	Value

Customer contracts, relationships, lists and other	$962	$917	$45
Non-compete agreements	507	249	258
Computer software	6,717	1,742	4,975
Brand name	5,300	-	5,300
	$13,486	$2,908	$10,578

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

The estimated annual amortization expense for the next five years for intangible assets subject to amortization is as follows:

Fiscal year ending September 30	2013	2014	2015	2016	2017
Amortization expense for intangible assets	$7,364	$7,147	$6,886	$6,400	$3,890

Goodwill (Tables)	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
	September 30	September 30
	2011	2012
Balance, beginning of period	$39,108	$39,133
Goodwill acquired	25	-
Other	-	552
Balance, end of period	$39,133	$39,685

Accrued Liabilities (Tables)	12 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	September 30	September 30
	2011	2012
Class action settlements Note 21 (a)	$4,185	$4,254
Accrued salaries and benefits	2,808	2,807
Amounts due to third party lenders	8,487	5,782
Interest accrued on long-term debt - Note 14	-	2,540
Other accruals	5,714	5,305
	$21,194	$20,688

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The income tax provision differs from the amount that would be computed by applying the federal and provincial statutory income tax rates of 26.5% (2011 – 28.0%, 2010 – 29.1%) to income as a result of the following:

	September 30	September 30	September 30
	2010	2011	2012
Income before income taxes	$37,761	$14,667	$(56,230)
Computed tax expense at statutory income tax rates	$11,011	$4,107	$(14,873)
Change in enacted tax rates	(1)	(31)	108
Adjustment for prior year immaterial errors	-	1,180	(245)
Change in valuation allowance	-	-	1,980
Stock-based compensation	319	206	186
Rate difference on losses available for carry-back	-	-	(532)
Permanent differences and other	(32)	163	235
Total income tax provision	$11,297	$5,625	$(13,141)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The tax effects that give rise to significant portions of the deferred income tax assets and liabilities are presented below:

	September 30	September 30
	2011	2012
Deferred income tax assets:
Current:
Accrued liability for class action settlements and other temporary differences	$1,078	$2,222
Premium paid to acquire the loan portfolio	-	3,814
Loan loss provision	450	4,450
	$1,528	$10,486
Non-current:
Losses available to be carried forward	150	2,404
Property and equipment, intangible assets and goodwill	320	2,300
Deferred lease inducements	308	200
Deferred revenue	1,647	85
Discount on senior secured notes	-	1,032
Valuation allowance for deferred tax assets	-	(1,980)
	$2,425	$4,041

Deferred income tax liabilities:
Property and equipment, intangible assets, goodwill and other	$(2,356)	$(6,449)

Senior secured notes (Tables)	12 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Redemption Prices Percentages Of Principal Amount [Table Text Block]

The Notes are redeemable at the option of the Company, in whole or in part, at any time on or after July 31, 2014 at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest, if any, to, but excluding, the redemption date if redeemed during the periods set forth below.

For the period below	Percentage
On or after July 31, 2014	103.084%
On or after January 31, 2015	102.091%
On or after July 31, 2015	101.127%
On or after January 31, 2016	101.194%
On or after July 31, 2016	100.000%

Deferred Revenue (Tables)	12 Months Ended
Sep. 30, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	September 30	September 30
	2011	2012
Current	$1,194	$1,000
Long-term	4,917	3,917
	$6,111	$4,917

Obligations under Capital Leases and other Obligations (Tables)	12 Months Ended
Sep. 30, 2012
Leases [Abstract]
Schedule Of Capital Lease Obligation [Table Text Block]

The Company has entered into capital leasing and other obligation arrangements related to leasehold improvements, office furniture and equipment:

	September 30
	2012
	Aggregate	Less Imputed
	Due	Interest	Net
Various leases and other obligations - repayable in monthly instalments totalling $72 including imputed interest ranging from nil - 19.8%; due to mature between 2012 - 2027; secured by assets with an aggregate carrying amount of $4,834.	$7,281	$2,493	$4,788
Less current portion	1,565	385	1,180
	$5,716	$2,108	$3,608

	September 30
	2011
	Aggregate	Less Imputed
	Due	Interest	Net
Various leases and other obligations - repayable in monthly instalments totalling $57 including imputed interest ranging from nil - 19.8%; due to mature between 2012 - 2015; secured by assets with an aggregate carrying amount of $1,258.	$1,421	$126	$1,295
Less current portion	761	102	659
	$660	$24	$636

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

The capital lease and other obligation repayments are due as follows:

	Aggregate	Less Imputed
	Due	Interest	Net
2013	$1,565	$385	$1,180
2014	1,002	323	679
2015	704	261	443
2016	628	224	404
2017	381	198	183
2018 and thereafter	3,001	1,102	1,899
	$7,281	$2,493	$4,788

Share Capital (Tables)	12 Months Ended
Sep. 30, 2012
Stockholders' Equity Note [Abstract]
Schedule Of Issued Share Capital [Table Text Block]

	September 30		September 30
	2011		2012
	Number of Shares	Amount	Number of Shares	Amount
Authorized:
Unlimited common shares with no par value

Issued:

Balance, beginning of period	17,085,727	$43,468	17,419,214	$46,149
Transfer from contributed surplus for stock
options exercised	-	572	-	211
Options exercised	183,487	939	77,432	292
Warrants exercised	150,000	1,170	-	-
Balance, end of period	17,419,214	$46,149	17,496,646	$46,652

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

	September 30		September 30
	2011		2012
	Total Options for Shares	Weighted Average Price	Total Options for Shares	Weighted Average Price
Outstanding, beginning of year	1,019,322	$8.07	979,168	$9.42
Granted	155,000	12.96	325,000	5.88
Exercised	(183,487)	5.12	(77,432)	3.77
Expired	(10,000)	5.52	-	-
Forfeited	(1,667)	8.80	(7,500)	8.80
Outstanding, end of year	979,168	9.42	1,219,236	8.84
Exercisable, end of year	505,832	$6.84	662,573	$8.87

Schedule Of Weighted Average Exercise Price, Remaining Contractual Life [Table Text Block]

At September 30, 2012, the number outstanding, the weighted average remaining contractual life, the weighted average exercise price and the number of options exercisable are as follows:

Fiscal Year Granted	Number Outstanding	Weighted Average Remaining Term	Weighted Average Exercise Price	Number Exercisable
2008	162,834	4 mos.	$3.88	162,834
2009	169,733	18 mos.	6.66	169,733
2010	406,669	28 mos.	12.53	278,341
2011	155,000	45 mos.	12.96	51,665
2012	325,000	64 mos.	5.88	-
	1,219,236	35 mos.	$8.84	662,573

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

The fair value of common share options is estimated at the grant date using the Black-Scholes option pricing model based on the following weighted average assumptions:

	September 30	September 30
	2011	2012
Risk free interest rate	1.6%	1.3%
Expected life (years)	3	4
Expected volatility	39.0%	45.5%
Expected dividends	3.7%	5.3%

Schedule of Nonvested Share Activity [Table Text Block]

A summary of the status of the Company's nonvested share options as of September 30, 2011, and the changes during the year ended September 30, 2012, is presented below:

	September 30		September 30
	2011		2012
	Total Options for Shares	Weighted Average Price	Total Options for Shares	Weighted Average Price
Nonvested, beginning of period	697,678	$9.48	473,336	$12.17
Granted	155,000	12.96	325,000	5.88
Vested	(377,675)	7.53	(239,173)	11.51
Forfeited	(1,667)	8.80	(2,500)	8.80
Nonvested, end of period	473,336	$12.17	556,663	$8.80

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	September 30		September 30
	2011		2012
	Number of Warrants	Weighted Average	Number of Warrants	Weighted Average
Balance, beginning of year	150,000	$7.80	nil	nil
Issued	nil	nil	nil	nil
Exercised	150,000	7.80	nil	nil
Expired	nil	nil	nil	nil
Balance, end of year	nil	nil	nil	nil
Exercisable for shares, end of year	nil	nil	nil	nil

Per Share Amounts (Tables)	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table presents the reconciliations of the denominators of the basic and diluted per share computations. Net income attributable to common shares equaled diluted income attributable to common shares for all periods presented.

	September 30	September 30
	2011	2012
Basic total weighted average common shares outstanding	17,259,196	17,431,809
Effect of dilutive securities
Share option awards	369,345	-
Warrants	34,839	-
Diluted total weighted average common shares outstanding	17,663,380	17,431,809

Dividends (Tables)	12 Months Ended
Sep. 30, 2012
Dividends [Abstract]
Schedule of Dividend Payment Restrictions [Table Text Block]

	September 30
	2012
	Declared effective	Paid to shareholders	Total
Dividend per Common Share
Dividend $0.12	November 16, 2011	December 14, 2011	$2,091
Dividend $0.12	February 8, 2012	March 7, 2012	2,091
Dividend $0.06	May 10, 2012	June 7, 2012	1,039
Dividend $0.06	August 10, 2012	September 7, 2012	1,049
			$6,270

	September 30
	2011
	Declared effective	Paid to shareholders	Total
Dividend per Common Share
Dividend $0.10	December 6, 2010	December 21, 2010	$1,710
Dividend $0.12	February 7, 2011	February 21, 2011	2,062
Dividend $0.12	May 9, 2011	May 24, 2011	2,084
Dividend $0.12	August 10, 2011	August 25, 2011	2,073
			$7,929

	September 30
	2010
	Declared effective	Paid to shareholders	Total
Dividend per Common Share
Dividend $0.14	September 9, 2009	September 24, 2009	$2,342
Dividend $0.10	October 28, 2009	November 26, 2009	1,676
Dividend $0.10	February 10, 2010	February 25, 2010	1,694
Dividend $0.10	May 11, 2010	May 26, 2010	1,701
Dividend $0.10	August 11, 2010	August 26, 2010	1,707
			$9,120

Commitments (Tables)	12 Months Ended
Sep. 30, 2012
Commitments [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

The Company is committed to future minimum annual operating lease payments for office and branch premises, which expire through 2027 as follows:

Aggregate Lease Payments
2013	$19,261
2014	15,829
2015	11,165
2016	5,926
2017	4,294
Thereafter	16,294
$72,769

Financial Instruments and Risk Management (Tables)	12 Months Ended
Sep. 30, 2012
Investments, All Other Investments [Abstract]
Shedule Of Financial Instruments and Risk Management [Table Text Block]

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments:

			September 30		September 30
			2011		2012
	Classification	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Cash	Held-for-trading	1	$19,291	$19,291	$19,139	$19,139
Other receivables	Loans and receivables	2	12,575	12,575	13,223	13,223
Consumer loans receivable	Loans and receivables	2	4,781	4,781	32,440	32,440
Long term receivable	Loans and receivables	2	$681	$681	$6,718	$6,718
Financial Liabilities
Accounts payable and accrued liabilities	Other financial liabilities	2	$22,989	$22,989	$21,743	$21,743
Obligations under capital leases and other obligations	Other financial liabilities	2	1,295	1,295	4,788	4,788
Senior secured notes	Other financial liabilities	2	$-	$-	$126,033	$131,906

Maximum Exposure To Credit Risk [Table Text Block]

The best representation of the Company’s maximum exposure (excluding tax effects) to credit risk, which is a worst case scenario and does not reflect results expected by the Company, is as set out in the following table:

	September 30	September 30
	2011	2012
Cash - Note 4	$19,291	$19,139
Consumer loans receivable, net - Note 5	4,781	32,440
Other receivables - Note 6	12,575	13,223
Long-term receivable - Note 6	681	6,718
	$37,328	$71,520

Maximum Exposures To Liquidity Risk [Table Text Block]

The maximum exposures to liquidity risk are represented by the carrying amount of accounts payable and accrued liabilities, as well as payment obligations under capital leases and senior secured notes, which are made up of the following:

	Carrying Amount	Contractual Cash Flows	Less Than 1 Year	1-3 Years
Accounts payable and accrued liabilities	$21,743	$21,743	$21,743	$-
Obligations under capital leases (including interest)	4,788	7,280	1,565	2,335
Senior secured notes	126,033	198,529	15,238	45,713
	$152,564	$227,552	$38,546	$48,048

Segmented Information (Tables)	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]

The following is a summary of revenue and long-lived assets for the Company’s geographical segments:

	Fifteen months ended	Year ended	Year ended
	September 30	September 30	September 30
	2010	2011	2012

REVENUE
Canada	$220,110	$187,356	$177,186
United Kingdom	408	2,543	10,226
	$220,518	$189,899	$187,412

	September 30	September 30
	2011	2012

LONG-LIVED ASSETS
Canada	$74,178	$99,972
United Kingdom	1,122	2,630
	$75,300	$102,602

Significant Accounting Policies (Details)	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment, Depreciation Methods	straight-line method
Computer Hardware [Member]
Property and Equipment - Estimated Useful life	4 years
Fixtures, Furniture, and Equipment [Member]
Property and Equipment - Estimated Useful life	5 years
Signs [Member]
Property and Equipment - Estimated Useful life	5 years
Vehicles [Member]
Property and Equipment - Estimated Useful life	5 years

Significant Accounting Policies (Details 1)	12 Months Ended
Sep. 30, 2012
Finite-Lived Intangible Assets, Amortization Method	straight-line method
Customer Lists, Contracts and Relationship [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Computer Software [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets, Amortization Method	Term of the agreements
Supliers Relationship [Member]
Finite-Lived Intangible Asset, Useful Life	7 years
Proprietary Knowledge [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Brand Name [Member]
Finite-Lived Intangible Assets, Amortization Method	Indefinite life

Acquisition of Consumer Loans Portfolio (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012
Deferred tax liability	(2,524)
Total purchase price	116,334
As Originally Reported [Member] | Consumer Loan Portfolio [Member]
Total acquired assets	50,014
As Originally Reported [Member] | Non-Compete Agreements [Member]
Total acquired assets	15,524
As Originally Reported [Member] | Favorable Supplier Relationships [Member]
Total acquired assets	14,220
As Originally Reported [Member] | Proprietary Knowledge [Member]
Total acquired assets	2,280
As Originally Reported [Member] | Premium Paid to Acquire Loan Portfolio [Member]
Total acquired assets	36,820

Acquisition of Consumer Loans Portfolio (Details Textual) (CAD) In Thousands, unless otherwise specified	1 Months Ended
	Jan. 31, 2012	Sep. 30, 2012
Total purchase price		116,334
Business Acquisition, Pro Forma Net Income (Loss)	319,906

Cash (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Cash	13,598	9,934
Restricted cash	5,541	9,357
Total	19,139	19,291

Cash (Details Textual) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Cash	19,139	19,291
Vendor Security Agency Arrangements [Member]
Cash	3,100	3,100
British Columbia Class Settlement [Member]
Cash		6,257
Pre-Authorized Debit, Facilitated Third-Party [Member]
Cash	4,640	3,611
Third Party Lender [Member]
Cash	2,441

Consumer Loans Receivable, net (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Short-term advances receivable	50,834	6,799
Term loans receivable	569	765
Line of credit receivable	849	0
Allowance for consumer loan losses	(26,397)	(2,783)	(511)
Consumer loans receivable originated by the Company	25,855	4,781
Acquired loan portfolio	6,585	0
Loans Receivable, Net	32,440	4,781

Consumer Loans Receivable, net (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Current	17,019	2,176
1-30 days past due date	8,791	856
31-60 days past due date	3,934	531
61-90 days past due date	3,469	417
Greater than 90 days past due date	19,039	3,584
Consumer loans receivable	52,252	7,564
Allowance for consumer loan losses	(26,397)	(2,783)	(511)
Loans Receivable, Net	32,440	4,781

Consumer Loans Receivable, net (Details 2) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Balance, beginning of period	2,783	511
Provisions made for loan losses	31,004	2,559
Charge-offs	(7,408)	(287)
Effect of foreign exchange translation	18	0
Balance, end of period	26,397	2,783

Consumer Loans Receivable, net (Details 3) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Jan. 31, 2012	Sep. 30, 2011
Contractually required payments including interest	276,918	319,906
Nonaccretable Difference	(269,888)	(268,415)
Cash flows expected to be collected	7,030	51,491
Accretable yield	(445)	(1,477)	(1,477)
Carrying amount	6,585	50,014

Consumer Loans Receivable, net (Details 4) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Jan. 31, 2012
Accretable yield, at acquisition	(1,477)	(1,477)
Accretion	1,032
Accretable yield, September 30, 2012	(445)	(1,477)

Consumer Loans Receivable, net (Details Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Jan. 31, 2012
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield, Accretion	17,600	0	0
Nonaccretable Difference	(269,888)			(268,415)
Proceeds from Collection of Long-term Loans to Related Parties	6,500

Other Receivables and Other Income (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Due from Related Parties, Current	19,941	13,256
Other	2,609	681
Other receivables - Note 6	17,332	12,575
Investee Corporations [Member]
Due from Related Parties, Current	3	61
Vendors [Member]
Due from Related Parties, Current	12,332	11,143
Others [Member]
Due from Related Parties, Current	7,606	2,052

Other Receivables and Other Income (Details 1) (CAD) In Thousands, unless otherwise specified	12 Months Ended			15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010
Agency fee income from ancillary services	39,847	46,809	36,706
Other income	9,571	6,467	13,153
Other Income	49,418	53,276	49,859	49,859

Other Receivables and Other Income (Detail Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Proceeds from Related Party Debt	12,332	11,143
Directcash Payments Inc. [Member]
Proceeds from Related Party Debt	10,492	10,091

Branch Closure Costs (Details Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended			15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010
Lease Buy-Out Costs	1,389
Severance Costs	60
Other Expenses	125
Restructuring Costs	1,574	0		0
Accrued Liability Included In Branch Closure Costs	879	0	0
Number Of Branches Closed	63	0	0

Long-Term Investments (Details Textual) (CAD)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Entity Common Stock, Shares Outstanding	17,496,646
Cash Store Australia Holdings Inc [Member]
Equity Method Investment, Ownership Percentage	18.30%
Business Acquisition, Share Price	0.06
Equity Method Investment Sold, Carrying Amount	0	0
Equity Method Investment, Quoted Market Value	570
Rtf Financial Holdings Inc [Member]
Equity Method Investment, Ownership Percentage	15.70%
Business Acquisition, Share Price	0.06
Equity Method Investment Sold, Carrying Amount	0	0

Property and Equipment (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment, Gross	59,337	55,805
Accumulated depreciation, property and equipment	36,180	30,216
Property and equipment net book value	23,157	25,589
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	31,804	28,887
Accumulated depreciation, property and equipment	19,468	15,491
Property and equipment net book value	12,336	13,396
Fixtures Furniture and Equipment [Member]
Property, Plant and Equipment, Gross	13,598	12,794
Accumulated depreciation, property and equipment	7,422	6,444
Property and equipment net book value	6,176	6,350
Computer Equipment [Member]
Property, Plant and Equipment, Gross	7,201	6,463
Accumulated depreciation, property and equipment	4,423	3,596
Property and equipment net book value	2,778	2,867
Signs [Member]
Property, Plant and Equipment, Gross	6,606	7,533
Accumulated depreciation, property and equipment	4,839	4,670
Property and equipment net book value	1,767	2,863
Vehicles [Member]
Property, Plant and Equipment, Gross	77	77
Accumulated depreciation, property and equipment	28	15
Property and equipment net book value	49	62
Land [Member]
Property, Plant and Equipment, Gross	51	51
Accumulated depreciation, property and equipment	0	0
Property and equipment net book value	51	51

Property and Equipment (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Capital Leased Assets, Gross	4,475	3,074
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	2,612	1,816
Capital Leases, Balance Sheet, Assets by Major Class, Net	1,863	1,258
Computer Equipment [Member]
Capital Leased Assets, Gross	2,814	2,171
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	1,761	1,163
Capital Leases, Balance Sheet, Assets by Major Class, Net	1,053	1,008
Fixtures Furniture and Equipment [Member]
Capital Leased Assets, Gross	1,661	903
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	851	653
Capital Leases, Balance Sheet, Assets by Major Class, Net	810	250

Property and Equipment (Details Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Excluding Capital Leased Assets	16,826	13,866
Preconfirmation, Leasehold Improvements	3,691
Property, Plant and Equipment, Additions	1,401	121
Number of Stores	64	0	0
Tangible Asset Impairment Charges	3,425	0	0
Depreciation of property and equipment under capital leases	796	165	821

Intangible Assets (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Intangible assets, Cost	47,591	13,486
Accumulated amortization, Intangible assets	7,831	2,908
Intangible assets, Net book value	39,760	10,578
Customer Contracts Relationships Lists and Other [Member]
Intangible assets, Cost	962	962
Accumulated amortization, Intangible assets	938	917
Intangible assets, Net book value	24	45
Favorable Supplier Relationships [Member]
Intangible assets, Cost	14,220
Accumulated amortization, Intangible assets	1,375
Intangible assets, Net book value	12,845
Noncompete Agreements [Member]
Intangible assets, Cost	16,031	507
Accumulated amortization, Intangible assets	2,369	249
Intangible assets, Net book value	13,662	258
Proprietary Knowledge [Member]
Intangible assets, Cost	2,280
Accumulated amortization, Intangible assets	300
Intangible assets, Net book value	1,980
Computer Software, Intangible Asset [Member]
Intangible assets, Cost	8,798	6,717
Accumulated amortization, Intangible assets	2,849	1,742
Intangible assets, Net book value	5,949	4,975
Trade Names [Member]
Intangible assets, Cost	5,300	5,300
Accumulated amortization, Intangible assets	0	0
Intangible assets, Net book value	5,300	5,300

Intangible Assets (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012
2013	7,364
2014	7,147
2015	6,886
2016	6,400
Finite-Lived Intangible Assets, Amortization Expense, Year Five	3,890

Intangible Assets (Detail Textual) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Capitalized Computer Software, Accumulated Amortization	1,303	1,291

Goodwill (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Balance, beginning of period	39,133	39,108
Goodwill acquired	0	25
Other	552	0
Balance, end of period	39,685	39,133

Accrued Liabilities (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Class action settlements Note 21 (a)	4,254	4,185
Accrued salaries and benefits	2,807	2,808
Amounts due to third party lenders	5,782	8,487
Interest accrued on long-term debt - Note 14	2,540	0
Other accruals	5,305	5,714
Accrued liabilities	20,688	21,194

Income Taxes (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended			15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010
Income before income taxes	(56,230)	14,667	37,761	37,761
Computed tax expense at statutory income tax rates	(14,873)	4,107	11,011
Change in enacted tax rates	108	(31)	(1)
Adjustment for prior year immaterial errors	(245)	1,180	0
Change in valuation allowance	1,980	-	-
Stock-based compensation	186	206	319
Rate difference on losses available for carry-back	(9,570)	(532)	0	101
Permanent differences and other	235	163	(32)
Total income tax provision	(13,141)	5,625	11,297	11,297

Income Taxes (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deferred income tax assets:
Accrued liability for class action settlements and other temporary differences	2,222	1,078
Premium paid to acquire the loan portfolio	3,814	0
Loan loss provision	4,450	450
Deferred Tax Assets, Net, Current	10,486	1,528
Non-current:
Losses available to be carried forward	2,404	150
Property and equipment, intangible assets and goodwill	2,300	320
Deferred lease inducements	200	308
Deferred revenue	3,917	4,917
Discount on senior secured notes	1,032	0
Valuation allowance for deferred tax assets	(1,980)	0
Deferred tax assets	424	2,424
Deferred income tax liabilities:
Property and equipment, intangible assets, goodwill and other	(6,449)	(2,356)

Income Taxes (Details Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	26.50%	28.00%	29.10%
Income Tax Loss Carry Forward	8,387	689

Senior secured notes (Details )	12 Months Ended
Sep. 30, 2012
On Or After July 31, 2014 [Member]
Percentage Of Principal Amount Redemption Prices	103.08%
On Or After January 31, 2015 [Member]
Percentage Of Principal Amount Redemption Prices	102.09%
On Or After July 31, 2015 [Member]
Percentage Of Principal Amount Redemption Prices	101.13%
On Or After January 31, 2016 [Member]
Percentage Of Principal Amount Redemption Prices	101.19%
On Or After July 31, 2016 [Member]
Percentage Of Principal Amount Redemption Prices	100.00%

Senior secured notes (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Debt Instrument, Interest Rate, Stated Percentage	11.50%
Debt Instrument, Maturity Date	Jan 31, 2017
Percentage Of Notes Issued Price	94.61%
Debt Instrument, Interest Rate, Effective Percentage	13.40%
Percentage Of Debt Instrument Aggregate Principal Amount	35.00%
Percentage Of Debt Instrument Redemption Price	111.50%
Remaining Percentage Of Debt Instrument Aggregate Principal Amount	65.00%
Percentage Of Purchase Price In Cash Of Debt Instrument	101.00%
Private Placement [Member]
Proceeds from Issuance of Debt	132.5

Deferred Revenue (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Current	1,000	1,194
Long-term	3,917	4,917
Deferred Revenue	4,917	6,111

Deferred Revenue (Details Textual) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Deferred Bonus [Member]
Deferred Revenue	4,917	6,111	7,000
Deferred Revenue Recognization Period			7 years

Obligations under Capital Leases and other Obligations (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Various leases and other obligations - repayable in monthly instalments totalling $72 including imputed interest ranging from nil - 19.8%; due to mature between 2012 - 2027; secured by assets with an aggregate carrying amount of $4,834.	4,788	1,295
Less current portion	1,180	659
Capital Lease Obligations, Noncurrent	3,608	636
Capital Lease Aggregate Due [Member]
Various leases and other obligations - repayable in monthly instalments totalling $72 including imputed interest ranging from nil - 19.8%; due to mature between 2012 - 2027; secured by assets with an aggregate carrying amount of $4,834.	7,281	1,421
Less current portion	1,565	761
Capital Lease Obligations, Noncurrent	5,716	660
Capital Lease Imputed Interest [Member]
Various leases and other obligations - repayable in monthly instalments totalling $72 including imputed interest ranging from nil - 19.8%; due to mature between 2012 - 2027; secured by assets with an aggregate carrying amount of $4,834.	2,493	126
Less current portion	385	102
Capital Lease Obligations, Noncurrent	2,108	24

Obligations under Capital Leases and other Obligations (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012
2013	1,180
2014	679
2015	443
2016	404
2017	183
2018 and thereafter	1,899
Capital Leases, Future Minimum Payments Due	4,788
Capital Lease Aggregate Due [Member]
2013	1,565
2014	1,002
2015	704
2016	628
2017	381
2018 and thereafter	3,001
Capital Leases, Future Minimum Payments Due	7,281
Capital Lease Imputed Interest [Member]
2013	385
2014	323
2015	261
2016	224
2017	198
2018 and thereafter	1,102
Capital Leases, Future Minimum Payments Due	2,493

Obligations under Capital Leases and other Obligations (Details Textual) (CAD) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended			15 Months Ended	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]
Interest Expense, Lessee, Assets under Capital Lease			222	147	179
Repayment of obligations under capital leases	72	57	961	778		156
Imputed Interest Percentage							0.00%	19.80%
Capital Leases, Balance Sheet, Assets by Major Class, Net	1,863	1,258	1,863	1,258

Share Capital (Details) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Issued:
Number of Shares Balance, beginning of period	17,419,214	17,085,727
Number of Shares Transfer from contributed surplus for stock options exercised	0	0
Number of Shares Options exercised	(77,432)	183,487
Number of Shares Warrants exercised	0	150,000
Number of Shares Balance, end of period	17,496,646	17,419,214
Balance, beginning of period	46,149	43,468
Transfer from contributed surplus for stock options exercised Amount	211	572
Options exercised Amount	292	939
Warrants exercised Amount	0	1,170
Balance, end of period	46,652	46,149

Share Capital (Details 1)	12 Months Ended
	Sep. 30, 2012 CAD	Sep. 30, 2011 CAD	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)
Total Options for Shares Outstanding, beginning of year		1,019,322	1,219,236	979,168
Total Options for Shares, Granted	325,000	155,000
Total Options for Shares, Exercised	(77,432)	183,487
Total Options for Shares, Expired	0	(10,000)
Total Options for Shares, Forfeited	(7,500)	(1,667)
Total Options for Shares, Outstanding, end of year			1,219,236	979,168
Total Options for Shares, Exercisable, end of year			662,573	505,832
Weighted Average Price, Outstanding, beginning of year	9.42	8.07
Weighted Average Price, Granted	5.88	12.96
Weighted Average Price, Exercised	3.77	5.12
Weighted Average Price, Expired	0	5.52
Weighted Average Price, Forfeited	8.8	8.8
Weighted AveragePrice, Outstanding, end of year	8.84	9.42
Weighted Average Price, Exercisable, end of year			$ 8.87	$ 6.84

Share Capital (Details 2) (CAD)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Numbers Outstanding	1,219,236
Weighted Average Remaining Term	35 months
Weighted Average Exercise Price	8.84	9.42	8.07
Number Exercisable	662,573	505,832
Stock Option Granted 2008 [Member]
Numbers Outstanding	162,834
Weighted Average Remaining Term	4 months
Weighted Average Exercise Price	3.88
Number Exercisable	162,834
Stock Option Granted 2009 [Member]
Numbers Outstanding	169,733
Weighted Average Remaining Term	18 months
Weighted Average Exercise Price	6.66
Number Exercisable	169,733
Stock Option Granted 2010 [Member]
Numbers Outstanding	406,669
Weighted Average Remaining Term	28 months
Weighted Average Exercise Price	12.53
Number Exercisable	278,341
Stock Option Granted 2011 [Member]
Numbers Outstanding	155,000
Weighted Average Remaining Term	45 months
Weighted Average Exercise Price	12.96
Number Exercisable	51,665
Stock Option Granted 2012 [Member]
Numbers Outstanding	325,000
Weighted Average Remaining Term	64 months
Weighted Average Exercise Price	5.89
Number Exercisable	0

Share Capital (Details 3)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Risk free interest rate	1.30%	1.60%
Expected life (years)	4 years	3 years
Expected volatility	45.50%	39.00%
Expected dividends	5.30%	3.70%

Share Capital (Details 4) (Options To Employees and Directors [Member], CAD)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Options To Employees and Directors [Member]
Number of Warrants, Nonvested, beginning of period	473,336	697,678
Options for Shares, Granted	325,000	155,000
Options for Shares, Vested	(239,173)	(377,675)
Options for Shares, Forfeited	(2,500)	(1,667)
Number of Warrants, Nonvested, end of period	556,663	473,336
Weighted Average Price, Nonvested, beginning of period	12.17	9.48
Weighted Average Price, Granted	5.88	12.96
Weighted Average Price, Vested	11.51	7.53
Weighted Average Price, Forfeited	8.8	8.8
Weighted Average Price, Nonvested, end of period	8.88	12.17

Share Capital (Details 5) (Warrants To Outside Agents [Member], CAD)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Warrants To Outside Agents [Member]
Number of Warrants, Nonvested, beginning of period		150,000
Total Number of Warrants, Nonvested, Issued
Total Number of Warrants, Nonvested, Exercised		150,000
Total Number of Warrants, Nonvested, Expired
Number of Warrants, Nonvested, end of period
Weighted Average Price, Nonvested, beginning of period		7.8
Weighted Average Price, Issued
Weighted Average Price, Exercised		7.8
Weighted Average Price, Expired
Weighted Average Price, Nonvested, end of period

Share Capital (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended					15 Months Ended
	May 31, 2009 CAD	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CAD	Sep. 30, 2012 EGP	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CAD	Sep. 30, 2010 CAD
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value			296			1,521
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			765			1,053
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			296			1,610
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized			622
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition					2 years 2 months 12 days	2 years 2 months 12 days
Proceeds from Stock Options Exercised			292			939	1,725
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value			162			1,593
Warrants Issued For Services During Period	150,000
Investment Warrants Expiration Date	May 14, 2011
Proceeds from Warrant Exercises	1,170
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 1.36			$ 2.72
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options		1,790,735	1,790,735	1,790,735
Increase (Decrease) in Other Operating Assets and Liabilities, Net				517

Per Share Amounts (Details)	12 Months Ended		15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Basic total weighted average common shares outstanding	17,431,809	17,259,196	16,913,213
Effect of dilutive securities
Share option awards	0	369,345
Warrants	0	34,839
Diluted total weighted average common shares outstanding	17,431,809	17,663,380	17,522,246

Per Share Amounts (Details Textual)	12 Months Ended
Sep. 30, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,219,236

Dividends (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Dividends to common shareholders	(6,269)	(7,929)	(9,120)
Dividend 0.12member [Member]
Dividends Payable, Date Declared	Nov 16, 2011	Dec 6, 2010
Paid to shareholders	2011-12	2010-12
Dividends to common shareholders	2,091	2,062
Dividend 0.12 One Member [Member]
Dividends Payable, Date Declared	Feb 8, 2012	Feb 7, 2011
Paid to shareholders	2012-03	2011-02
Dividends to common shareholders	2,091	2,084
Dividend 0.12 Two [Member]
Dividends Payable, Date Declared		Aug 10, 2012
Paid to shareholders		2012-08
Dividends to common shareholders		2,073
Dividend 0.06member [Member]
Dividends Payable, Date Declared	May 10, 2012	May 9, 2011
Paid to shareholders	2012-06	2011-05
Dividends to common shareholders	1,039	2,084
Dividend 0.10 [Member]
Dividends Payable, Date Declared			Aug 26, 2009
Paid to shareholders			2009-11
Dividends to common shareholders			1,676
Dividend 0.10 One [Member]
Dividends Payable, Date Declared			Feb 10, 2010
Paid to shareholders			2010-02
Dividends to common shareholders			1,694
Dividend 0.06 One Member [Member]
Dividends Payable, Date Declared	Aug 10, 2012	Aug 10, 2011
Paid to shareholders	2012-09	2011-08
Dividends to common shareholders	1,049	2,073
Dividend 0.14 [Member]
Dividends Payable, Date Declared			Sep 9, 2009
Paid to shareholders			2009-09
Dividends to common shareholders			2,342
Dividend 0.10 Two [Member]
Dividends Payable, Date Declared			May 11, 2010
Paid to shareholders			2010-05
Dividends to common shareholders			1,701
Dividend 0.10 Three [Member]
Dividends Payable, Date Declared			Aug 11, 2010
Paid to shareholders			2010-08
Dividends to common shareholders			1,707
Dividend 0.16 One [Member]
Dividends Payable, Date Declared	Aug 10, 2012
Paid to shareholders	2012-09
Dividends to common shareholders	1,049

Commitments (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012
2013	19,261
2014	15,829
2015	11,165
2016	5,926
2017	4,294
Thereafter	16,294
Operating Leases, Future Minimum Payments Due	72,769

Litigations, Claims and Contingencies (Details Textual) (CAD)	12 Months Ended		15 Months Ended	12 Months Ended	15 Months Ended			12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010 Administer Settlement Fund [Member]	Sep. 30, 2010 Administer Settlement Fund [Member]	May 12, 2009 Cash [Member]	May 12, 2009 Credit Vouchers [Member]	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2012 Minimum [Member]
Contingent Risk Third Party Loan Portfolio	27,792,000	104,581,000
Administrative Penalty	25,000
Estimated Exposure Related To Order								248,000	1,100,000
Loss Contingency, Settlement Agreement, Consideration						9,400,000	9,400,000
Class action settlements	0	3,206,000	2,915,000
Legal Fees		10,921,000		3,206,000	2,715,000
Estimated Litigation Liability, Current	4,085,000	4,039,000
Liabilities Subject to Compromise, Debt and Accrued Interest	100,000	100,000
Customer Refund Liability, Current								1,100,000

Related Party Transactions (Details Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended		15 Months Ended	12 Months Ended													12 Months Ended		15 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Cameron Schiffner [Member]	Sep. 30, 2011 Cameron Schiffner [Member]	Sep. 30, 2010 Cameron Schiffner [Member]	Jan. 31, 2012 Cameron Schiffner [Member] Consumer Portfolio Segment [Member]	Sep. 30, 2012 Michael Shaw [Member]	Jan. 31, 2012 Michael Shaw [Member]	Sep. 30, 2011 Michael Shaw [Member]	Sep. 30, 2010 Michael Shaw [Member]	Jan. 31, 2012 Michael Shaw [Member] Consumer Portfolio Segment [Member]	Jan. 31, 2012 Michael Shaw [Member] Settlement Of Note [Member]	Sep. 30, 2012 Bruce Hull [Member]	Jan. 31, 2012 Bruce Hull [Member]	Sep. 30, 2011 Bruce Hull [Member]	Sep. 30, 2012 Service Agreements [Member] Cash Store Australia Holdings Inc [Member]	Sep. 30, 2011 Service Agreements [Member] Cash Store Australia Holdings Inc [Member]	Sep. 30, 2010 Service Agreements [Member] Cash Store Australia Holdings Inc [Member]	Sep. 30, 2012 Service Agreements [Member] Rtf Financial Holdings Inc [Member]	Sep. 30, 2011 Service Agreements [Member] Rtf Financial Holdings Inc [Member]
Selling, general and administrative	23,595	24,109	25,020														284	363	362	140	240
Related Party Transaction, Due from (to) Related Party																	3	16		0	45
Retention Payable				4,185	11,674	13,531			1,377	4,801	6,186				36
Provision for loan losses - Note 5	31,004	2,559	788	3,914
Business Acquisition, Contingent Consideration, Potential Cash Payment				3,914			45,520		23,944			23,944	12,885		0
Current portion of obligations under capital leases and other obligations - Note 16	1,180	659		659	2,281			0		1,257				166		0

Financial Instruments and Risk Management (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2009
Cash	13,598	9,934	16,671	14,019
Other receivables	17,332	12,575
Consumer loans receivable	32,440	4,781
Long term receivable	2,609	681
Liabilities	21,743	22,989
Obligations under capital leases and other obligations	4,788	1,295
Senior Notes, Noncurrent	131,906	0
Fair Value, Inputs, Level 1 [Member]
Cash	19,139	19,291
Fair Value, Inputs, Level 2 [Member]
Other receivables	13,223	12,575
Consumer loans receivable	32,440	4,781
Long term receivable	6,718	681
Liabilities	21,743	22,989
Obligations under capital leases and other obligations	4,788	1,295
Senior Notes, Noncurrent	126,033	0

Financial Instruments and Risk Management (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Cash - Note 4	19,139	19,291
Other receivables - Note 6	17,332	12,575
Long-term receivable - Note 6	2,609	681
Assets	200,747	121,807
Credit Risk Maximum Exposure [Member]
Cash - Note 4	19,139	19,291
Consumer loans receivable, net - Note 5	32,440	4,781
Other receivables - Note 6	13,223	12,575
Long-term receivable - Note 6	6,718	681
Assets	71,520	37,328

Financial Instruments and Risk Management (Details 2) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Obligations under capital leases (including interest)	4,788	1,295
Senior secured notes	131,906	0
Liabilities	21,743	22,989
Liquidity Risk Maximum Exposure [Member]
Accounts payable and accrued liabilities	21,743
Obligations under capital leases (including interest)	4,788
Senior secured notes	126,033
Liabilities	152,564
Liquidity Risk Maximum Exposure [Member] | Contractual Cash Flow [Member]
Accounts payable and accrued liabilities	21,743
Obligations under capital leases (including interest)	7,280
Senior secured notes	198,529
Liabilities	227,552
To3year [Member]
Accounts payable and accrued liabilities	0
Obligations under capital leases (including interest)	2,335
Senior secured notes	45,713
Liabilities	48,048
Lessthan1year [Member]
Accounts payable and accrued liabilities	21,743
Obligations under capital leases (including interest)	1,565
Senior secured notes	15,238
Liabilities	38,546

Financial Instruments and Risk Management (Details Textual) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Other receivables - Note 6	17,332	12,575
Credit Concentration Risk [Member]
Other receivables - Note 6	12,223

Segmented Information (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended		15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenue, Net	187,412		220,518
Long-Lived Assets	102,602
Canada [Member]
Revenue, Net	177,186	187,357	220,110
Long-Lived Assets	99,972	74,178
United Kingdom [Member]
Revenue, Net	10,226	2,543	408
Long-Lived Assets	2,630	1,122